UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03445
The Merger Fund®
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9683

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Merger Fund®
Class A / MERFX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the The Merger Fund® (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® Class A / MERFX	$73	1.47%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$2,528,187
Total number of portfolio holdings	551
Portfolio turnover rate as of the end of the reporting period	68%
DEAL COMPOSITION
Type of Buyer
Strategic	82.9%
Financial	17.1%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	68.8%
Cash and Stock	26.2%
Undetermined	4.4%
Stock with Fixed Exchange Ratio	0.5%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2026.
Asset Allocation(1)
Communication Services	37%
Industrials	26
Financials	14
Health Care	7
Energy	6
Consumer Discretionary	4
Information Technology	3
Utilities	2
Consumer Staples	1
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8105
The Merger Fund®

The Merger Fund®
Class I / MERIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the The Merger Fund® (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® Class I / MERIX	$59	1.18%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$2,528,187
Total number of portfolio holdings	551
Portfolio turnover rate as of the end of the reporting period	68%
DEAL COMPOSITION
Type of Buyer
Strategic	82.9%
Financial	17.1%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	68.8%
Cash and Stock	26.2%
Undetermined	4.4%
Stock with Fixed Exchange Ratio	0.5%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2026.
Asset Allocation(1)
Communication Services	37%
Industrials	26
Financials	14
Health Care	7
Energy	6
Consumer Discretionary	4
Information Technology	3
Utilities	2
Consumer Staples	1
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8106
The Merger Fund®

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
THE MERGER FUND® AND VIRTUS EVENT
OPPORTUNITIES TRUST
June 30, 2026

The Merger Fund®
Virtus Westchester Credit Event Fund
Virtus Westchester Event-Driven Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2026
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consist of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Overnight Bank Funding Rate (“OBFR”)
The overnight bank funding rate is a measure of wholesale, unsecured, overnight bank funding costs. It is calculated using federal funds transactions, certain Eurodollar transactions, and certain domestic deposit transactions.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Special Purpose Acquisition Company (“SPAC”)
A special purpose acquisition company (SPAC) is a company that has no commercial operations and is formed strictly to raise capital through an initial public offering for the purpose of acquiring or merging with an existing company.

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value(1)	Value
Corporate Bonds and Notes—2.9%
Communication Services—1.2%
DISH Network Corp. 144A 11.750%, 11/15/27(2)	$12,201	$12,537
EchoStar Corp. 10.750%, 11/30/29	17,299	18,693
		31,230

Financials—1.3%
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	880	589
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)	5,357	5,712
Organon & Co. 144A 5.125%, 4/30/31(2)	26,421	26,140
		32,441

Information Technology—0.1%
ams-OSRAM AG RegS 10.500%, 3/30/29(3)	2,115 EUR	2,570
Materials—0.3%
Big River Steel LLC 144A 6.625%, 1/31/29(2)	8,202	8,212
Total Corporate Bonds and Notes (Identified Cost $74,412)		74,453

Leveraged Loans—0.2%
Media / Telecom - Telecommunications—0.2%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 10.732%, 5/13/27(4)	5,178	4,424
Total Leveraged Loans (Identified Cost $5,133)		4,424

	Shares
Common Stocks—50.3%
Communication Services—18.8%
Electronic Arts, Inc.(5)	762,917	156,429
Endeavor Group Holdings, Inc. Class A (6)(7)(8)	4,740,188	143,533
Liberty Broadband Corp. Class A(7)	39,548	1,316
Roku, Inc. Class A (7)	265,210	36,636
Warner Bros Discovery, Inc.(7)	5,170,886	137,856
		475,770

Consumer Discretionary—1.9%
Caesars Entertainment, Inc.(7)	1,246,585	37,622
TopBuild Corp.(7)	23,188	9,882
		47,504

Consumer Staples—0.7%
CN Healthy Food Tech Group Corp.(7)(9)	37,475	207
Kenvue, Inc.	879,964	16,816
	Shares	Value

Consumer Staples—continued
Treehouse Foods, Inc.(6)(7)	464,569	$1,103
		18,126

Energy—2.9%
ARC Resources Ltd.	3,231,000	67,889
ARC Resources Ltd.	59,565	1,250
Valaris Ltd.(7)	47,944	3,481
		72,620

Financials—6.7%
Acropolis Infrastructure(6)(7)	315,662	—
Avalanche Treasury Corp. Class A(7)	61,974	31
Brighthouse Financial, Inc.(7)	37,181	2,353
DigitalBridge Group, Inc.	3,309,991	52,232
Janus Henderson Group plc	192,122	9,981
Webster Financial Corp.	1,373,008	104,925
Zalatoris Acquisition Corp.(6)(7)	252,668	—
		169,522

Health Care—3.3%
Apogee Therapeutics, Inc.(7)	56,780	7,536
Biogen, Inc.(7)	316,981	41
Bio-Techne Corp.	19,657	1,389
Centessa Pharmaceuticals plc(7)	1,037,954	2,595
Hologic, Inc.(7)	375,385	49
Inhibrx, Inc.(7)	198,509	223
Organon & Co.	1,135,967	15,381
Penumbra, Inc.(7)	131,906	41,649
Select Medical Holdings Corp.	834,854	13,784
		82,647

Industrials—13.1%
Chart Industries, Inc.(5)(7)	566,743	118,415
Norfolk Southern Corp.(5)	475,690	149,647
UniFirst Corp.	235,260	62,217
		330,279

Information Technology—1.7%
Qorvo, Inc.(7)	450,317	42,001
Materials—0.1%
Huntsman Corp.	310,221	3,295
Utilities—1.1%
AES Corp. (The)	837,781	12,282
Boralex, Inc. Class A	529,247	13,807
TXNM Energy, Inc.	46,229	2,625
		28,714

Total Common Stocks (Identified Cost $1,220,683)		1,270,478

See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Affiliated Mutual Fund—4.1%
Equity Fund—4.1%
Virtus Westchester Event-Driven Fund Class I(10)(11)(12)	10,027,381	$104,786
Total Affiliated Mutual Fund (Identified Cost $105,150)		104,786

Rights—0.1%
Financials—0.1%
Aimei Health Technology Co., Ltd., 11/17/28(7)	269,392	81
Aperture AC, (7)	206,989	33
Bayview Acquisition Corp., 11/30/28(7)	233,688	16
BEST SPAC I Acquisition Corp., 02/01/30(7)	41,072	7
Black Hawk Acquisition Corp., 12/31/26(7)	9,803	15
Breeze Acquisition Corp. II, (7)	190,284	49
Cal Redwood Acquisition Corp., 05/15/30(7)	123,178	28
ChampionsGate Acquisition Corp., (7)	49,277	6
Drugs Made In America Acquisition Corp., 10/15/29(7)	458,571	50
DT Cloud Acquisition Corp., 02/14/29(7)	124,820	29
Emmis Acquisition Corp., 09/26/30(7)	144,253	17
GSR IV Acquisition Corp., 09/05/30(7)	76,528	176
Harvard Ave Acquisition Corp., (7)	493,478	54
IB Acquisition Corp., 09/28/26(7)	344,716	41
Jackson Acquisition Co. II, 12/31/99(7)	739,144	104
Jena Acquisition Corp. II, 03/31/30(7)	328,390	56
K&F Growth Acquisition Corp. II, 08/29/31(7)	206,991	25
Kochav Defense Acquisition Corp. Class R, 05/21/30(7)	938,080	190
LaFayette Acquisition Corp., (7)	166,398	19
Lake Superior Acquisition Corp., (7)	30,026	30
Lakeshore Acquisition III Corp., (7)	325,276	65
Oyster Enterprises II Acquisition Corp., 03/31/30(7)	768,972	85
Pantages Capital Acquisition Corp., 12/31/26(7)	367,393	59
Pershing Tontine Spar, 09/29/33(6)(7)	136,884	62
Quantumsphere Acquisition Corp., (7)	82,383	10
Sizzle Acquisition Corp. II, (7)	213,139	35
Soulpower Acquisition Corp., 12/31/49(7)	669,501	78
SPACSphere Acquisition Corp., (7)	412,633	70
Tavia Acquisition Corp., 11/26/29(7)	363,217	33
Thayer Ventures Acquisition Corp. II, 05/15/30(7)	232,490	35
UY Scuti Acquisition Corp., 03/03/30(7)	291,138	32
White Pearl Acquisition Corp., (7)	121,184	34
		1,624

Health Care—0.0%
ABIOMED, Inc., 12/31/49(6)(7)	60,860	110
Akouos, Inc., 12/31/49(6)(7)	336,679	252
Bristol-Myers Squibb Co., 12/31/35(7)	453,175	623
		985

Total Rights (Identified Cost $1,758)		2,609

Warrants—0.1%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp., 02/16/29(7)	187,379	17
	Shares	Value

Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(6)(7)	61,000	$—
AA Mission Acquisition Corp. II, 09/09/31(7)	197,480	43
Activate Energy Acquisition Corp., 01/26/31(7)	144,087	55
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(7)	124,247	25
Alchemy Investments Acquisition Corp. 1, 06/26/28(7)	183,897	20
Aldel Financial II, Inc., 10/10/29(7)	274,770	80
AltEnergy Acquisition Corp., 11/02/28(7)	62,809	1
Armada Acquisition Corp. II, 05/20/30(7)	82,020	70
Berto Acquisition Corp., 04/28/30(7)	31,113	23
Blue Water Acquisition Corp. III, 12/31/26(7)	116,420	43
Cartesian Growth Corp. II, 07/12/28(7)	69,832	4
Centurion Acquisition Corp., 08/01/29(7)	49,373	14
Chenghe Acquisition III Co., 08/15/31(7)	113,323	24
Collective Acquisition Corp., 06/12/30(7)	393,117	153
EQV Ventures Acquisition Corp. II, 06/30/31(7)	135,110	54
Fact II Acquisition Corp., 12/20/29(7)	49,780	27
Galata Acquisition Corp. II, 09/18/30(7)	48,079	17
Gesher Acquisition Corp. II, 03/12/30(7)	99,312	28
Goal Acquisitions Corp., 02/11/27(7)	564,935	— (13)
Gores Holdings X, Inc., 06/20/31(7)	105,845	99
ITHAX Acquisition Corp. III, 01/16/32(7)	102,965	28
Keen Vision Acquisition Corp., 09/15/28(7)	502,127	15
Launch Two Acquisition Corp., 11/26/29(7)	117,471	41
Launchpad Cadenza Acquisition Corp. I, 11/10/31(7)	91,200	32
Lightwave Acquisition Corp., 06/24/30(7)	203,258	60
Mountain Lake Acquisition Corp. II, 12/29/30(7)	252,978	68
New Providence Acquisition Corp. III, 04/24/30(7)	301,244	78
Newbury Street II Acquisition Corp., 12/29/29(7)	189,039	35
NewHold Investment Corp. III, 04/17/30(7)	21,987	46
Oxley Bridge Acquisition Ltd., 08/15/30(7)	82,131	17
Perimeter Acquisition Corp. I, 06/17/30(7)	61,598	58
Pioneer Acquisition I Corp., 06/17/30(7)	354,902	77
Plum Acquisition Corp. III, 03/31/28(7)	83,333	1
ProCap Acquisition Corp., 05/13/30(7)	18,915	6
Quantum Leap Acquisition Corp., 06/05/31(7)	791,524	103
Republic Digital Acquisition Co., 10/31/31(7)	31,113	11
Roman DBDR Acquisition Corp. II, 02/03/30(7)	123,638	25
SIM Acquisition Corp. I, 08/28/29(7)	147,304	37
SPACSphere Acquisition Corp., 02/05/31(7)	206,316	22
Stellar V Capital Corp., 03/24/30(7)	82,858	28
Teamshares, Inc., 04/17/30(7)	67,428	99
Texas Ventures Acquisition III Corp., 05/15/31(7)	95,429	51
Titan Acquisition Corp., 06/02/30(7)	110,513	66
Wen Acquisition Corp., 05/15/31(7)	157,954	57
		1,841

Health Care—0.0%
Tevogen Bio Holdings, Inc., 11/04/26(7)	83,731	5
Veraxa Biotech Holding AG, 06/08/31(7)	160,809	18
		23

Information Technology—0.0%
iLearningEngines Holdings, Inc., 04/16/29(7)	403,622	— (13)
Total Warrants (Identified Cost $2,271)		1,881

See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares/Units	Value
Special Purpose Acquisition Companies—26.2%
1RT Acquisition Corp.(7)	22,325	$232
AA Mission Acquisition Corp. II Class A(7)	394,961	4,013
Abony Acquisition Corp. I(7)	103,187	1,033
ACP Holdings Acquisition Corp. Class A(7)	165,469	1,645
Activate Energy Acquisition Corp. Class A(7)	494,562	4,946
Agriculture & Natural Solutions Acquisition Corp.(7)	1,852,650	21,028
AI Infrastructure Acquisition Corp.(7)	329,547	3,411
AI Infrastructure Acquisition Corp. Class A(7)	218,207	2,232
Aldabra 4 Liquidity Opportunity Vehicle, Inc.(7)	205,685	2,151
Aldel Financial II, Inc.(7)	1,100,357	11,757
American Drive Acquisition Co.(7)	122,705	1,253
AmperCap Acquisition Co. Class U(7)	107,495	1,078
Andretti Acquisition Corp. II Class A(7)	1,010,011	10,858
Aperture AC Class A(7)	452,215	4,477
APEX Tech Acquisition, Inc.(7)	595,296	5,923
Apex Treasury Corp.(7)	123,616	1,273
Apex Treasury Corp. Class A(7)	824,824	8,289
Apogee Acquisition Corp. Class A(7)	219,708	2,186
Archimedes Tech SPAC Partners III Co.(7)	82,300	836
Armada Acquisition Corp. II Class A(7)	697,697	7,270
Artius II Acquisition, Inc. Class A(7)	943,963	9,893
Axiom Intelligence Acquisition Corp. 1 Class A(7)	378,435	3,913
Bain Capital GSS Investment Corp.(7)	206,081	2,133
Berto Acquisition Corp.(7)	587,487	6,163
BHAV Acquisition Corp. Class A(7)	420,955	4,189
Bitcoin Infrastructure Acquisition Corp., Ltd.(7)	181,150	1,833
Blue Water Acquisition Corp. III Class A(7)	465,117	4,795
Blue Water Acquisition Corp. IV(7)	82,791	831
Blueport Acquisition Ltd. Class A(7)	82,278	833
Bluerock Acquisition Corp.(7)	205,938	2,078
Breeze Acquisition Corp. II(7)	190,284	1,886
BTC Development Corp.(7)	41,217	418
Cal Redwood Acquisition Corp. Class A(7)	822,672	8,474
Calisa Acquisition Corp.(7)	230,004	2,335
Cambridge Acquisition Corp.(7)	164,983	1,647
Cantor Equity Partners V, Inc. Class A(7)	164,706	1,699
Cantor Equity Partners VII, Inc. Class A(7)	122,620	1,237
Cartesian Growth Corp. IV(7)	186,403	1,864
ChampionsGate Acquisition Corp. Class A(7)	49,277	513
Charlton Aria Acquisition Corp. Class A(7)	210,905	2,271
Chenghe Acquisition III Co. Class A(7)	228,294	2,319
Churchill Capital Corp. IX(7)	167,787	1,827
CO2 Energy Transition Corp.(7)	125,000	1,320
Cohen Circle Acquisition Corp. II(7)	172,946	1,807
Collective Acquisition Corp.(7)	582,415	6,075
Collective Acquisition Corp. II(7)	467,689	4,700
Colombier Acquisition Corp. III(7)	71,857	742
Columbus Circle Capital Corp. II(7)	123,826	1,310
Copley Acquisition Corp. Class A(7)	781,303	8,149
Crane Harbor Acquisition Corp. II(7)	41,185	424
Crown Reserve Acquisition Corp. I(7)	205,950	2,109
Crown Reserve Acquisition Corp. I Class A(7)	502,418	5,079
CSLM Digital Asset Acquisition Corp. III Ltd.(7)	329,668	3,366
CSLM Digital Asset Acquisition Corp. III Ltd. Class A(7)	536,331	5,438
D Boral ARC Acquisition I Corp. Class A(7)	79,202	826
Daedalus Special Acquisition Corp.(7)	117,102	1,184
Disciplined Growth Acquisition Corp.(7)	131,815	1,323
Drugs Made In America Acquisition Corp.(7)	564,804	6,015
Drugs Made In America Acquisition II Corp.(7)	414,523	4,212
Drugs Made In America Acquisition II Corp.(7)	515,369	5,185
DT Cloud Star Acquisition Corp.(7)	150,697	1,697
Dynamix Corp. III(7)	41,201	417
	Shares/Units	Value
EGH Acquisition Corp. Class A(7)	66,454	$684
Emmis Acquisition Corp. Class A(7)	144,253	1,468
EQV Ventures Acquisition Corp. II Class A(7)	405,332	4,126
Eureka Acquisition Corp.(7)	41,046	469
Fact II Acquisition Corp.(7)	676,552	7,192
FG Merger II Corp.(7)	111,845	1,159
Fifth Era Acquisition Corp. I Class A(7)	153,908	1,604
FIGX Capital Acquisition Corp.(7)	69,803	715
FIGX Capital Acquisition Corp. Class A(7)	107,002	1,095
Flag Ship Acquisition Corp.(7)	43,434	478
Forefront Tech Holdings Acquisition Corp.(7)	82,680	831
Future Money Acquisition Corp.(7)	207,037	2,064
Future Vision II Acquisition Corp.(7)	322,503	3,531
FutureCrest Acquisition Corp.(7)	8,243	86
Galata Acquisition Corp. II Class A(7)	144,239	1,455
GalaxyEdge Acquisition Corp.(7)	233,859	2,325
Gesher Acquisition Corp. II Class A(7)	198,625	2,076
GigCapital8 Corp. Class A(7)	1,095,713	11,023
GigCapital9 Corp.(7)	247,524	2,527
GigCapital9 Corp. Class A(7)	289,780	2,878
Globa Terra Acquisition Corp. Class A(7)	1,123,374	11,582
Gores Holdings X, Inc. Class A(7)	423,383	4,416
GSR IV Acquisition Corp. Class A(7)	761,997	7,742
GSR V Acquisition Corp.(7)	295,457	2,963
Harvard Ave Acquisition Corp. Class A(7)	608,830	6,167
HCM III Acquisition Corp.(7)	20,555	215
Highview Merger Corp. Class A(7)	140,462	1,426
Idea Acquisition Corp.(7)	123,826	1,244
Illumination Acquisition Corp. I(7)	123,931	1,244
Indigo Acquisition Corp.(7)	206,081	2,110
Infinite Eagle Acquisition Corp.(7)	41,115	422
Inflection Point Acquisition Corp. V Class A(7)	501,772	5,269
InterPrivate Investment Partners V, Inc.(7)	206,798	2,051
Iron Dome Acquisition I Corp.(7)	165,491	1,671
Iron Horse Acquisition II Corp.(7)	122,705	1,252
ITHAX Acquisition Corp. III Class A(7)	205,930	2,055
JAB Acquisition Corp. I(7)	125,138	1,255
Jackson Acquisition Co. II Class A(7)	1,081,376	11,506
Jena Acquisition Corp. II Class A(7)	750,366	7,774
K&F Growth Acquisition Corp. II Class A(7)	1,401,860	14,804
K2 Capital Acquisition Corp. Class A(7)	212,538	2,115
Kochav Defense Acquisition Corp. Class A(7)	1,178,014	12,216
KRAKacquisition Corp.(7)	41,162	418
LaFayette Acquisition Corp.(7)	166,398	1,682
Lafayette Digital Acquisition Corp. I(7)	82,251	786
Lafayette Digital Acquisition Corp. I(7)	124,269	1,240
Lake Superior Acquisition Corp. Class A(7)	374,950	3,802
Lakeshore Acquisition III Corp.(7)(10)(14)	157,332	1,643
Launch Two Acquisition Corp. Class A(7)	888,665	9,526
Launchpad Cadenza Acquisition Corp. I Class A(7)	273,602	2,731
Leapfrog Acquisition Corp.(7)	102,989	1,039
Legato Merger Corp. IV(7)	123,450	1,238
Lightwave Acquisition Corp. Class A(7)	612,574	6,279
M Evo Global Acquisition Corp. II(7)	241,404	2,438
M3-Brigade Acquisition VI Corp.(7)	41,204	422
Maywood Acquisition Corp. 2 Class A(7)	378,310	3,738
McKinley Acquisition Corp.(7)	82,396	846
McKinley Acquisition Corp. Class A(7)	609,330	6,179
Meshflow Acquisition Corp.(7)	288,278	2,909
Miluna Acquisition Corp. Class A(7)	370,330	3,740
Mountain Lake Acquisition Corp. II Class A(7)	705,811	7,009
MOZAYYX Acquisition Corp.(7)	165,243	1,664
Muzero Acquisition Corp.(7)	164,704	1,654
New Providence Acquisition Corp. III Class A(7)	934,526	9,700
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares/Units	Value
Newbury Street II Acquisition Corp. Class A(7)	768,439	$8,169
NewHold Investment Corp. III Class A(7)	408,082	4,444
NewHold Investment Corp. IV(7)	41,212	421
NMP Acquisition Corp. Class A(7)	412,088	4,236
Oak Woods Acquisition Corp. Class A(7)	53,000	647
Origin Investment Corp. I(7)	370,300	3,814
OTG Acquisition Corp. I(7)	103,025	1,063
OTG Acquisition Corp. I Class A(7)	276,571	2,810
Oxley Bridge Acquisition Ltd. Class A(7)	863,538	8,843
Oyster Enterprises II Acquisition Corp. Class A(7)	1,112,420	11,469
Peace Acquisition Corp.(7)	103,485	1,079
Perimeter Acquisition Corp. I Class A(7)	123,197	1,282
Pioneer Acquisition I Corp. Class A(7)	993,533	10,144
Pono Capital Four, Inc. Class A(7)	297,677	2,965
Praetorian Acquisition Corp.(7)	123,450	1,238
ProCap Acquisition Corp. Class A(7)	259,504	2,673
Proem Acquisition Corp. I(7)	96,743	975
Pyrophyte Acquisition Corp. II Class A(7)	206,058	2,102
Quantum Leap Acquisition Corp. Class A(7)	791,524	7,860
Quantumsphere Acquisition Corp.(7)	288,464	2,948
Quartzsea Acquisition Corp.(7)	504,953	5,312
QuasarEdge Acquisition Corp.(7)	431,817	4,288
Republic Digital Acquisition Co. Class A(7)	681,549	7,034
Ribbon Acquisition Corp.(7)(10)	250,715	2,630
Roman DBDR Acquisition Corp. II(7)	389,271	4,103
SC II Acquisition Corp. Class A(7)	411,153	4,124
Siddhi Acquisition Corp. Class A(7)	1,046,378	10,882
Silver Pegasus Acquisition Corp.(7)	102,663	1,079
Silver Pegasus Acquisition Corp. Class A(7)	377,332	3,879
Silverbox Corp. IV Class A(7)	293,505	3,173
SilverBox Corp. V(7)	82,351	828
Sizzle Acquisition Corp. II Class A(7)	1,032,718	10,704
Social Commerce Partners Corp.(7)	102,579	1,051
Solarius Capital Acquisition Corp. Class A(7)	527,480	5,422
Soren Acquisition Corp.(7)	164,462	1,645
Soulpower Acquisition Corp. Class A(7)	1,142,683	11,827
Space Asset Acquisition Corp.(7)	51,451	543
SPACSphere Acquisition Corp. Class A(7)	412,633	4,118
Starlink AI Acquisition Corp.(7)	206,711	2,090
Starry Sea Acquisition Corp.(7)	309,087	3,165
Stellar V Capital Corp. Class A(7)	165,716	1,743
StoneBridge Acquisition II Corp. Class A(7)	72,462	737
Texas Ventures Acquisition III Corp. Class A(7)	129,665	1,368
Texas Ventures Acquisition IV Corp.(7)	39,536	395
Thayer Ventures Acquisition Corp. II Class A(7)	437,717	4,526
Titan Acquisition Corp. Class A(7)	785,578	8,178
Translational Development Acquisition Corp.(7)	81,297	869
Tribeca Strategic Acquisition Corp.(7)	206,684	2,057
UY Scuti Acquisition Corp.(7)	122,244	1,303
Vendome Acquisition Corp. I Class A(7)	425,585	4,349
Vernal Capital Acquisition Corp.(7)	127,559	1,268
Viking Acquisition Corp. I(7)	61,770	657
Wen Acquisition Corp. Class A(7)	552,730	5,688
West Enclave Merger Corp.(7)	215,261	2,170
Westin Acquisition Corp. Class A(7)	186,147	1,884
White Pearl Acquisition Corp. Class A(7)	561,489	5,626
Wilco 63 Corp.(7)	206,994	2,060
Wintergreen Acquisition Corp.(7)	209,760	2,179
XFLH Capital Corp.(7)	249,835	2,491
Yorkville Acquisition Corp. Class A(7)	453,704	4,632
Total Special Purpose Acquisition Companies (Identified Cost $639,428)		661,647

	Shares	Value
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $208)		$730

Escrow Notes—1.3%
Financials—1.3%
Altaba, Inc. Escrow(7)	25,792,925	33,531
Pershing Square Escrow(6)(7)	547,537	—
		33,531

Total Escrow Notes (Identified Cost $11,446)		33,531

Total Long-Term Investments—85.2% (Identified Cost $2,060,489)		2,154,539

Short-Term Investments—12.4%
Money Market Mutual Funds—12.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 3.522%)(11)	192,800,000	192,800
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 3.533%)(11)	119,374,869	119,375
Total Short-Term Investments (Identified Cost $312,175)		312,175

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(11)(15)	119,600	120
Total Securities Lending Collateral (Identified Cost $120)		120

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—97.6% (Identified Cost $2,372,784)		2,466,834

Securities Sold Short—(2.0)%

Common Stocks—(2.0)%
Communication Services—(0.3)%
Charter Communications, Inc. Class A(7)	(1,212)	(173)
Fox Corp. Class A	(152,957)	(7,978)
(8,151)

Energy—(1.2)%
Shell plc ADR	(395,047)	(30,632)
Transocean Ltd.(7)	(11,675)	(57)
(30,689)

Financials—(0.1)%
Banco Santander S.A. Sponsored ADR	(215,433)	(2,973)
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Health Care—(0.0)%
Boston Scientific Corp.(7)	(8,660)	$(369)
Industrials—(0.1)%
Cintas Corp.	(14,652)	(2,492)
Information Technology—(0.1)%
Skyworks Solutions, Inc.	(23,263)	(1,577)
Materials—(0.2)%
Olin Corp.	(169,881)	(3,367)
Total Securities Sold Short (Identified Proceeds $(51,892))		(49,618)

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $1,724)		(2,046)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.5% (Identified Cost $2,319,168)		$2,415,170
Other assets and liabilities, net—4.5%		113,017
NET ASSETS—100.0%		$2,528,187

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $53,190 or 2.1% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $254,492.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)
Delisted security. As of June 30, 2026, the common stock is classified as a
Level 3 investment due to the absence of observable market inputs and had a cost of $129,652 and its market value represents 5.7% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.

(9)	All or a portion of security is on loan.
(10)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)
The Merger Fund does not invest in the underlying funds for the purpose of exercising management or control: however, investments made by the Fund within each of its principal investment strategies may present a significant portion of an underlying fund’s net assets.

(13)	Amount is less than $500 (not in thousands).
(14)	Issuer is not an affiliated investment of the Fund at June 30, 2026.
(15)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
USD	United States Dollar

Country Weightings†
United States	70%
Cayman Islands	27
Canada	4
Other	(1)
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)

Open purchased options contracts as of June 30, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option(2)
QXO, Inc.	2,110	$4,642	$22.00	07/17/26	$13
Put Options(2)
TopBuild Corp.	164	6,560	400.00	07/17/26	707
TopBuild Corp.	3	114	380.00	07/17/26	10
					717
Total Purchased Options					$730
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of June 30, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
AES Corp. (The)	(309)	$(464)	$15.00	08/21/26	$(1)
Caesars Entertainment, Inc.	(5,969)	(17,907)	30.00	07/17/26	(537)
Caesars Entertainment, Inc.	(6,497)	(19,491)	30.00	09/18/26	(741)
Roku, Inc.	(895)	(12,082)	135.00	09/18/26	(727)
TopBuild Corp.	(229)	(10,076)	440.00	07/17/26	(40)
Total Written Options					$(2,046)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Forward foreign currency exchange contracts as of June 30, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GBP	1,891	USD	2,515	GS	11/18/26	$—	$(7)
USD	29,110	GBP	21,441	GS	08/12/26	670	—
USD	2,656	GBP	1,985	JPM	08/17/26	23	—
USD	14,297	CAD	19,714	JPM	08/28/26	361	—
USD	19,594	CAD	26,983	JPM	10/07/26	484	—
USD	300	CAD	407	GS	10/15/26	11	—
USD	7,033	EUR	5,946	GS	11/18/26	198	—
USD	37,143	GBP	27,470	GS	11/18/26	702	—
USD	54,670	GBP	40,731	GS	12/15/26	632	—
USD	2,436	EUR	2,116	JPM	12/16/26	—	—
USD	70	GBP	53	JPM	08/17/27	1	—
Total						$3,082	$(7)
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)

Over-the-counter total return swaps outstanding as of June 30, 2026 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Beazley plc	Pay	4.470% (0.850% + OBFR)	1 Month	GS	03/09/27	$26,885	$488	$488	$—
Bristol-Myers Squibb Co.(3)	Receive	6.070% (0.750% + OBFR)	1 Month	BAML	03/02/27	— (4)	498	498	—
Chart Industries, Inc.	Pay	4.230% (0.610% + OBFR)	1 Month	GS	05/18/27	569	3	3	—
Electronic Arts, Inc.	Pay	4.230% (0.610% + OBFR)	1 Month	GS	07/23/27	1,262	12	12	—
Electronic Arts, Inc.	Pay	4.000% (0.380% + OBFR)	3 Month	JPM	02/26/27	2,417	9	9	—
Intertek Group plc	Pay	4.230% (0.610% + OBFR)	1 Month	GS	06/16/27	51,334	844	844	—
Norfolk Southern Corp.	Pay	4.230% (0.610% + OBFR)	1 Month	GS	06/29/27	5,218	54	54	—
Schroders plc	Pay	3.720% (0.100% + OBFR)	1 Month	GS	03/17/27	32,989	(545)	—	(545)
Secure Waste Infrastructure Corp.	Pay	4.170% (0.550% + OBFR)	1 Month	GS	05/17/27	1,385	(93)	—	(93)
Tate & Lyle plc	Pay	4.370% (0.750% + OBFR)	3 Month	JPM	07/16/27	2,575	(2)	—	(2)
Telecom Italia SpA	Pay	4.230% (0.610% + OBFR)	1 Month	GS	05/19/27	27,845	4,501	4,501	—
Two Harbors Investment Corp.	Pay	4.230% (0.610% + OBFR)	1 Month	GS	07/07/27	1,973	8	8	—
Two Harbors Investment Corp.	Pay	4.000% (0.380% + OBFR)	3 Month	JPM	06/29/27	2,959	(26)	—	(26)
Warner Bros Discovery, Inc. Class A	Pay	4.230% (0.610% + OBFR)	1 Month	GS	06/16/27	7,499	(17)	—	(17)
Warner Bros Discovery, Inc. Class A	Pay	4.000% (0.380% + OBFR)	3 Month	JPM	07/06/27	7,495	(136)	—	(136)
Warner Bros Discovery, Inc. Class A	Pay	4.230% (0.610% + OBFR)	Monthly	GS	06/16/27	2,533	(2)	—	(2)
Webster Financial Corp.	Pay	4.230% (0.610% + OBFR)	1 Month	GS	03/12/27	44,914	2,574	2,574	—
Webster Financial Corp.	Pay	4.000% (0.380% + OBFR)	3 Month	JPM	03/25/27	7,335	380	380	—
							8,550	9,371	(821)
Short Total Return Swap Contracts
Banco Santander S.A. Sponsored ADR	Receive	2.870% ((0.750)% + OBFR)	1 Month	GS	03/12/27	(39,691)	(6,558)	—	(6,558)
Banco Santander S.A. Sponsored ADR	Receive	3.120% ((0.500)% + OBFR)	3 Month	JPM	05/06/27	(8,965)	(1,199)	—	(1,199)
Boston Scientific Corp.	Receive	3.270% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(8,155)	2,703	2,703	—
Charter Communications, Inc.	Receive	3.270% ((0.350)% + OBFR)	1 Month	GS	11/30/26	(1,975)	832	832	—
Cintas Corp.	Receive	3.270% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(31,949)	3,579	3,579	—
GFL Environmental, Inc.	Receive	3.270% ((0.350)% + OBFR)	1 Month	GS	05/17/27	(1,097)	86	86	—
Kimberly-Clark Corp.	Receive	3.270% ((0.350)% + OBFR)	1 Month	GS	04/06/27	(12,836)	(1,441)	—	(1,441)
Poste Italiane SpA	Receive	3.350% ((0.270)% + OBFR)	1 Month	GS	05/19/27	(20,382)	(4,985)	—	(4,985)
Shell plc Sponsored ADR	Receive	3.270% ((0.350)% + OBFR)	1 Month	GS	06/15/27	(23,122)	2,411	2,411	—
Skyworks Solutions, Inc.	Receive	3.270% ((0.350)% + OBFR)	1 Month	GS	03/18/27	(22,572)	(1,825)	—	(1,825)
Skyworks Solutions, Inc.	Receive	3.125% ((0.495)% + OBFR)	3 Month	JPM	03/29/27	(2,913)	(401)	—	(401)
Transocean Ltd.	Receive	3.270% ((0.350)% + OBFR)	1 Month	GS	04/13/27	(4,359)	857	857	—
Union Pacific Corp.	Receive	3.270% ((0.350)% + OBFR)	1 Month	GS	12/29/26	(78,396)	(9,765)	—	(9,765)
Union Pacific Corp.	Receive	3.370% ((0.250)% + OBFR)	3 Month	JPM	04/12/27	(39,833)	(5,812)	—	(5,812)
							(21,518)	10,468	(31,986)
Total							$(12,968)	$19,839	$(32,807)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(4)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$74,453	$—	$74,453	$—
Leveraged Loans	4,424	—	4,424	—
Equity Securities:
Common Stocks	1,270,478	1,115,530	10,312	144,636 (1)
Rights	2,609	1,533	652	424
Warrants	1,881	1,864	17	— (1)
Special Purpose Acquisition Companies	661,647	656,264	5,383	—
Escrow Notes	33,531	—	33,531	— (1)
Affiliated Mutual Fund	104,786	104,786	—	—
Money Market Mutual Funds	312,175	312,175	—	—
Securities Lending Collateral	120	120	—	—
Other Financial Instruments:
Purchased Options	730	719	11	—
Forward Foreign Currency Exchange Contracts*	3,082	—	3,082	—
Over-the-Counter Total Return Swaps*	19,839	—	19,839	—
Total Assets	2,489,755	2,192,991	151,704	145,060
Liabilities:
Securities Sold Short:
Common Stocks	(49,618)	(49,618)	—	—
Other Financial Instruments:
Written Options	(2,046)	(1,279)	(767)	—
Forward Foreign Currency Exchange Contracts*	(7)	—	(7)	—
Over-the-Counter Total Return Swaps*	(32,807)	—	(32,807)	—
Total Liabilities	(84,478)	(50,897)	(33,581)	—
Total Investments, Net of Securities Sold Short and Written Options	$2,405,277	$2,142,094	$118,123	$145,060

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $1,121 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Common Stocks	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2025:	$145,087	$143,542 (a)	$1,047	$— (a)	$— (a)	$498
Net realized gain (loss)	(2)	— (b)	—	(2)	—	—
Net change in unrealized appreciation (depreciation)(c)	(7)	(9)	—	2	—	—
Sales(d)	— (b)	— (b)	—	— (b)	—	—
Transfers into Level 3(e)	1,103	1,103	—	—	—	—
Transfers from Level 3(e)	(1,121)	—	(623)	—	—	(498)
Balance as of June 30, 2026	$145,060	$144,636 (a)	$424	$— (a)	$— (a)	$—
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500 (not in thousands).
(c) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026, was $1,103.
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of June 30, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2026:
Investments in Securities – Assets	Ending Balance at June 30, 2026	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)

Common Stocks:
Endeavor Group Holdings, Inc. Class A	$143,533	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—52.6%
Communication Services—17.9%
Altice France S.A. 144A 9.500%, 11/1/29(1)	$2,028	$2,059
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	2,000	2,003
DISH Network Corp. 144A 11.750%, 11/15/27(1)	1,563	1,606
EchoStar Corp. 10.750%, 11/30/29	3,530	3,815
Getty Images, Inc.
144A 14.000%, 3/1/28(1)	1,113	973
144A 11.250%, 2/21/30(1)(2)	2,174	1,791
J2 Global, Inc. 144A 4.625%, 10/15/30(1)	2,600	2,444
		14,691

Energy—1.1%
Martin Midstream Partners LP 144A 11.500%, 2/15/28(1)	868	875
Financials—14.1%
Borr IHC Ltd. 144A 8.750%, 1/15/32(1)	1,632	1,593
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	3,215	2,152
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	3,435	3,663
Organon & Co. 144A 5.125%, 4/30/31(1)	3,810	3,770
SBL Holdings, Inc. 144A 6.500% (1)(3)	472	428
		11,606

Industrials—7.5%
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	2,143	2,244
Conduent Business Services LLC 144A 6.000%, 11/1/29(1)	2,728	2,290
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	1,694	1,667
		6,201

Information Technology—4.6%
ams-OSRAM AG RegS 10.500%, 3/30/29(4)	1,006 EUR	1,222
CoreWeave, Inc.
144A 9.250%, 6/1/30(1)	931	937
144A 9.000%, 2/1/31(1)	917	906
Wolfspeed, Inc. (9.875% cash and 4.000% PIK) 144A 13.875%, 6/23/30(1)(5)	627	692
		3,757

Materials—4.5%
Big River Steel LLC 144A 6.625%, 1/31/29(1)	3,312	3,316
	Par Value	Value

Materials—continued
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	$414	$414
		3,730

Utilities—2.9%
Long Ridge Energy LLC 144A 8.750%, 2/15/32(1)	2,297	2,424
Total Corporate Bonds and Notes (Identified Cost $44,624)		43,284

Leveraged Loans—4.9%
Media / Telecom - Broadcasting—2.5%
IHEARTCOMMUNICATIONS, Inc. 9.565%, 5/1/29(6)	2,165	2,062
Media / Telecom - Telecommunications—2.4%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.296%, 5/13/27(6)	2,337	1,997
Total Leveraged Loans (Identified Cost $4,355)		4,059

	Shares
Closed-End Funds—1.3%
Equity Funds—1.3%
BlackRock MuniHoldings Fund, Inc.(7)	30,254	360
BlackRock MuniYield Quality Fund III, Inc.(7)	31,849	354
BlackRock MuniYield Quality Fund, Inc.(7)	30,091	349
		1,063

Total Closed-End Funds (Identified Cost $1,060)		1,063

Preferred Stock—1.2%
Financials—1.2%
DigitalBridge Group, Inc. Series I, 7.150%	65,208	974
Total Preferred Stock (Identified Cost $1,533)		974

Common Stocks—0.0%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp.(8)	976	6
Financials—0.0%
Acropolis Infrastructure(8)(9)	6,145	—
Avalanche Treasury Corp. Class A(8)	928	— (10)
		— (10)

Total Common Stocks (Identified Cost $2)		6

See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Rights—0.1%
Financials—0.1%
Aperture AC, (8)	6,842	$1
BEST SPAC I Acquisition Corp., 02/01/30(8)	1,561	— (10)
Breeze Acquisition Corp. II, (8)	6,337	2
Cal Redwood Acquisition Corp., 05/15/30(8)	4,693	1
ChampionsGate Acquisition Corp., (8)	1,871	— (10)
Drugs Made In America Acquisition Corp., 10/15/29(8)	16,363	2
Emmis Acquisition Corp., 09/26/30(8)	5,587	1
GSR IV Acquisition Corp., 09/05/30(8)	2,953	7
Harvard Ave Acquisition Corp., (8)	19,103	2
Jackson Acquisition Co. II, 12/31/99(8)	14,784	2
Jena Acquisition Corp. II, 03/31/30(8)	12,488	2
K&F Growth Acquisition Corp. II, 08/29/31(8)	7,626	1
LaFayette Acquisition Corp., (8)	6,392	1
Lake Superior Acquisition Corp., (8)	1,161	1
Lakeshore Acquisition III Corp., (8)	12,598	3
Oyster Enterprises II Acquisition Corp., 03/31/30(8)	7,821	1
Pantages Capital Acquisition Corp., 12/31/26(8)	12,570	2
Quantumsphere Acquisition Corp., (8)	3,157	— (10)
Sizzle Acquisition Corp. II, (8)	1,832	— (10)
Soulpower Acquisition Corp., 12/31/49(8)	9,205	1
SPACSphere Acquisition Corp., (8)	14,733	2
Tavia Acquisition Corp., 11/26/29(8)	12,508	1
Thayer Ventures Acquisition Corp. II, 05/15/30(8)	782	— (10)
UY Scuti Acquisition Corp., 03/03/30(8)	11,082	1
White Pearl Acquisition Corp., (8)	44,873	13
Total Rights (Identified Cost $52)		47

Warrants—0.1%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp., 02/16/29(8)	4,884	— (10)
Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(8)(9)	1,000	—
AA Mission Acquisition Corp. II, 09/09/31(8)	10,733	2
Activate Energy Acquisition Corp., 01/26/31(8)	5,509	2
Alchemy Investments Acquisition Corp. 1, 06/26/28(8)	3,082	— (10)
Aldel Financial II, Inc., 10/10/29(8)	4,081	1
AltEnergy Acquisition Corp., 11/02/28(8)	243	— (10)
Armada Acquisition Corp. II, 05/20/30(8)	2,752	2
Berto Acquisition Corp., 04/28/30(8)	1,177	1
Blue Water Acquisition Corp. III, 12/31/26(8)	6,245	2
Chenghe Acquisition III Co., 08/15/31(8)	4,391	1
Collective Acquisition Corp., 06/12/30(8)	7,730	3
EQV Ventures Acquisition Corp. II, 06/30/31(8)	5,159	2
Fact II Acquisition Corp., 12/20/29(8)	770	— (10)
Galata Acquisition Corp. II, 09/18/30(8)	1,863	1
Gesher Acquisition Corp. II, 03/12/30(8)	3,818	1
Goal Acquisitions Corp., 02/11/27(8)	10,907	— (10)
Gores Holdings X, Inc., 06/20/31(8)	3,998	4
ITHAX Acquisition Corp. III, 01/16/32(8)	3,920	1
Launchpad Cadenza Acquisition Corp. I, 11/10/31(8)	3,519	1
Lightwave Acquisition Corp., 06/24/30(8)	45,466	13
Mountain Lake Acquisition Corp. II, 12/29/30(8)	9,420	3
New Providence Acquisition Corp. III, 04/24/30(8)	10,856	3
NewHold Investment Corp. III, 04/17/30(8)	878	2
Oxley Bridge Acquisition Ltd., 08/15/30(8)	3,132	1
Perimeter Acquisition Corp. I, 06/17/30(8)	2,335	2
Pioneer Acquisition I Corp., 06/17/30(8)	11,730	3
	Shares	Value

Financials—continued
ProCap Acquisition Corp., 05/13/30(8)	719	$— (10)
Quantum Leap Acquisition Corp., 06/05/31(8)	19,286	3
Republic Digital Acquisition Co., 10/31/31(8)	1,177	— (10)
Roman DBDR Acquisition Corp. II, 02/03/30(8)	4,258	1
SIM Acquisition Corp. I, 08/28/29(8)	15,059	4
SPACSphere Acquisition Corp., 02/05/31(8)	7,366	1
Stellar V Capital Corp., 03/24/30(8)	2,967	1
Wen Acquisition Corp., 05/15/31(8)	6,009	2
		63

Health Care—0.0%
Tevogen Bio Holdings, Inc., 11/04/26(8)	325	— (10)
Veraxa Biotech Holding AG, 06/08/31(8)	4,860	1
		1

Information Technology—0.0%
iLearningEngines Holdings, Inc., 04/16/29(8)	992	—
Total Warrants (Identified Cost $66)		64

	Shares/Units
Special Purpose Acquisition Companies—31.8%
1RT Acquisition Corp.(8)	855	9
AA Mission Acquisition Corp. II Class A(8)	41,466	421
Abony Acquisition Corp. I(8)	3,646	37
ACP Holdings Acquisition Corp. Class A(8)	5,467	54
Activate Energy Acquisition Corp. Class A(8)	18,311	183
Agriculture & Natural Solutions Acquisition Corp.(8)	80,091	909
AI Infrastructure Acquisition Corp.(8)	12,726	132
AI Infrastructure Acquisition Corp. Class A(8)	74,343	761
Aldabra 4 Liquidity Opportunity Vehicle, Inc.(8)	7,760	81
American Drive Acquisition Co.(8)	4,735	48
AmperCap Acquisition Co. Class U(8)	3,577	36
Andretti Acquisition Corp. II Class A(8)	18,282	197
Aperture AC Class A(8)	6,842	68
Apex Treasury Corp.(8)	4,761	49
Apex Treasury Corp. Class A(8)	30,455	306
Apogee Acquisition Corp. Class A(8)	7,266	72
Archimedes Tech SPAC Partners III Co.(8)	3,093	31
Armada Acquisition Corp. II Class A(8)	22,493	234
Axiom Intelligence Acquisition Corp. 1 Class A(8)	15,308	158
Bain Capital GSS Investment Corp.(8)	7,942	82
Berto Acquisition Corp.(8)	13,792	145
Bitcoin Infrastructure Acquisition Corp., Ltd.(8)	6,924	70
Black Hawk Acquisition Corp. Class A(8)	102,000	1,201
Blue Water Acquisition Corp. III Class A(8)	17,729	183
Blue Water Acquisition Corp. IV(8)	2,819	28
Blueport Acquisition Ltd. Class A(8)	3,129	32
Bluerock Acquisition Corp.(8)	7,821	79
Breeze Acquisition Corp. II(8)	6,337	63
BTC Development Corp.(8)	1,588	16
Cal Redwood Acquisition Corp. Class A(8)	31,005	319
Calisa Acquisition Corp.(8)	44,378	450
Cambridge Acquisition Corp.(8)	5,940	59
Cantor Equity Partners V, Inc. Class A(8)	6,366	66
Cantor Equity Partners VII, Inc. Class A(8)	4,056	41
Cartesian Growth Corp. IV(8)	6,090	61
ChampionsGate Acquisition Corp. Class A(8)	1,871	20
Chenghe Acquisition III Co. Class A(8)	8,845	90
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares/Units	Value
Churchill Capital Corp. IX(8)	5,687	$62
Cohen Circle Acquisition Corp. II(8)	6,605	69
Collective Acquisition Corp.(8)	11,452	119
Colombier Acquisition Corp. III(8)	2,659	28
Columbus Circle Capital Corp. II(8)	4,395	47
Copley Acquisition Corp. Class A(8)	7,285	76
Crane Harbor Acquisition Corp. II(8)	1,569	16
Crown Reserve Acquisition Corp. I(8)	7,931	81
Crown Reserve Acquisition Corp. I Class A(8)	45,008	455
CSLM Digital Asset Acquisition Corp. III Ltd.(8)	12,725	130
CSLM Digital Asset Acquisition Corp. III Ltd. Class A(8)	20,053	203
Daedalus Special Acquisition Corp.(8)	4,480	45
Disciplined Growth Acquisition Corp.(8)	4,355	44
Drugs Made In America Acquisition Corp.(8)	6,709	71
Drugs Made In America Acquisition II Corp.(8)	16,049	163
Drugs Made In America Acquisition II Corp.(8)	15,750	158
DT Cloud Star Acquisition Corp.(8)	14,736	166
Dynamix Corp. III(8)	1,595	16
EGH Acquisition Corp. Class A(8)	2,534	26
Emmis Acquisition Corp. Class A(8)	5,587	57
EQV Ventures Acquisition Corp. II Class A(8)	15,479	158
Eureka Acquisition Corp.(8)	1,571	18
Fact II Acquisition Corp.(8)	4,151	44
Fifth Era Acquisition Corp. I Class A(8)	5,476	57
FIGX Capital Acquisition Corp.(8)	2,669	27
FIGX Capital Acquisition Corp. Class A(8)	27,792	284
Flag Ship Acquisition Corp.(8)	1,674	18
Forefront Tech Holdings Acquisition Corp.(8)	2,767	28
Future Money Acquisition Corp.(8)	6,838	68
FutureCrest Acquisition Corp.(8)	319	3
Galata Acquisition Corp. II Class A(8)	5,590	56
Gesher Acquisition Corp. II Class A(8)	7,636	80
GigCapital8 Corp. Class A(8)	41,690	419
GigCapital9 Corp.(8)	8,870	91
GigCapital9 Corp. Class A(8)	9,824	98
Globa Terra Acquisition Corp. Class A(8)	92,303	952
Gores Holdings X, Inc. Class A(8)	15,992	167
GSR IV Acquisition Corp. Class A(8)	29,334	298
GSR V Acquisition Corp.(8)	2,756	28
Harvard Ave Acquisition Corp. Class A(8)	63,615	644
HCM III Acquisition Corp.(8)	786	8
Highview Merger Corp. Class A(8)	5,433	55
Idea Acquisition Corp.(8)	4,395	44
Illumination Acquisition Corp. I(8)	4,349	44
Indigo Acquisition Corp.(8)	7,942	81
Infinite Eagle Acquisition Corp.(8)	1,552	16
InterPrivate Investment Partners V, Inc.(8)	6,861	68
Iron Dome Acquisition I Corp.(8)	5,498	56
Iron Horse Acquisition II Corp.(8)	4,735	48
ITHAX Acquisition Corp. III Class A(8)	7,841	78
JAB Acquisition Corp. I(8)	4,135	42
Jackson Acquisition Co. II Class A(8)	15,635	166
Jena Acquisition Corp. II Class A(8)	28,822	299
K&F Growth Acquisition Corp. II Class A(8)	5,972	63
Kochav Defense Acquisition Corp. Class A(8)	9,122	95
KRAKacquisition Corp.(8)	1,531	16
LaFayette Acquisition Corp.(8)	6,392	65
Lafayette Digital Acquisition Corp. I(8)	3,131	30
Lafayette Digital Acquisition Corp. I(8)	4,060	41
Lake Superior Acquisition Corp. Class A(8)	14,469	147
Lakeshore Acquisition III Corp.(8)	6,612	69
Launch Two Acquisition Corp. Class A(8)	7,771	83
Launchpad Cadenza Acquisition Corp. I Class A(8)	10,557	105
Leapfrog Acquisition Corp.(8)	3,939	40
	Shares/Units	Value
Legato Merger Corp. IV(8)	4,640	$47
Lightwave Acquisition Corp. Class A(8)	98,911	1,014
M Evo Global Acquisition Corp. II(8)	44,694	451
M3-Brigade Acquisition VI Corp.(8)	1,583	16
Maywood Acquisition Corp. 2 Class A(8)	5,482	54
McKinley Acquisition Corp.(8)	45,981	472
McKinley Acquisition Corp. Class A(8)	23,120	234
Meshflow Acquisition Corp.(8)	10,989	111
Miluna Acquisition Corp. Class A(8)	13,941	141
Mountain Lake Acquisition Corp. II Class A(8)	22,701	225
MOZAYYX Acquisition Corp.(8)	5,798	58
Muzero Acquisition Corp.(8)	6,122	61
New Providence Acquisition Corp. III Class A(8)	33,678	350
NewHold Investment Corp. III Class A(8)	6,928	75
NewHold Investment Corp. IV(8)	1,402	14
NMP Acquisition Corp. Class A(8)	15,908	164
Oak Woods Acquisition Corp. Class A(8)	46,268	565
Origin Investment Corp. I(8)	7,976	82
OTG Acquisition Corp. I(8)	3,991	41
Oxley Bridge Acquisition Ltd. Class A(8)	102,444	1,049
Oyster Enterprises II Acquisition Corp. Class A(8)	48,229	497
Peace Acquisition Corp.(8)	3,420	36
Perimeter Acquisition Corp. I Class A(8)	4,671	49
Pioneer Acquisition I Corp. Class A(8)	99,045	1,011
Praetorian Acquisition Corp.(8)	4,640	47
ProCap Acquisition Corp. Class A(8)	24,720	255
Proem Acquisition Corp. I(8)	3,427	35
Pyrophyte Acquisition Corp. II Class A(8)	7,979	81
Quantum Leap Acquisition Corp. Class A(8)	19,286	192
Quantumsphere Acquisition Corp.(8)	11,099	113
Republic Digital Acquisition Co. Class A(8)	24,192	250
Ribbon Acquisition Corp.(8)	87,638	919
Roman DBDR Acquisition Corp. II(8)	5,258	55
SC II Acquisition Corp. Class A(8)	15,589	156
Silver Pegasus Acquisition Corp.(8)	3,900	41
Silver Pegasus Acquisition Corp. Class A(8)	11,163	115
Silverbox Corp. IV Class A(8)	5,560	60
SilverBox Corp. V(8)	3,149	32
Sizzle Acquisition Corp. II Class A(8)	19,188	199
Social Commerce Partners Corp.(8)	3,956	41
Solarius Capital Acquisition Corp. Class A(8)	20,408	210
Soren Acquisition Corp.(8)	6,281	63
Soulpower Acquisition Corp. Class A(8)	16,273	168
Space Asset Acquisition Corp.(8)	1,914	20
SPACSphere Acquisition Corp. Class A(8)	14,733	147
Starlink AI Acquisition Corp.(8)	6,920	70
Starry Sea Acquisition Corp.(8)	11,969	123
Stellar V Capital Corp. Class A(8)	5,935	62
StoneBridge Acquisition II Corp. Class A(8)	2,791	28
Texas Ventures Acquisition IV Corp.(8)	1,308	13
Thayer Ventures Acquisition Corp. II Class A(8)	8,637	89
Translational Development Acquisition Corp.(8)	28,803	308
Tribeca Strategic Acquisition Corp.(8)	6,889	69
Viking Acquisition Corp. I(8)	2,388	25
Wen Acquisition Corp. Class A(8)	20,529	211
Westin Acquisition Corp. Class A(8)	7,014	71
White Pearl Acquisition Corp. Class A(8)	52,121	522
Wilco 63 Corp.(8)	6,847	68
Wintergreen Acquisition Corp.(8)	7,939	83
XFLH Capital Corp.(8)	8,442	84
Yorkville Acquisition Corp. Class A(8)	16,336	167
Total Special Purpose Acquisition Companies (Identified Cost $25,437)		26,129

See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value
Escrow Notes—0.5%
Financials—0.5%
Altaba, Inc. Escrow(8)	327,452	$426
Total Escrow Notes (Identified Cost $232)		426

Total Long-Term Investments—92.5% (Identified Cost $77,361)		76,052

Short-Term Investments—8.0%
Money Market Mutual Funds—8.0%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 3.522%)(7)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 3.533%)(7)	1,900,000	1,900
Goldman Sachs Financial Square Treasury Obligations Fund - Standard Shares (seven-day effective yield 3.526%)(7)	884,379	884
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 3.521%)(7)	1,900,000	1,900
Total Short-Term Investments (Identified Cost $6,584)		6,584

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(7)(11)	1,856	2
Total Securities Lending Collateral (Identified Cost $2)		2

TOTAL INVESTMENTS—100.5% (Identified Cost $83,947)		$82,638
Other assets and liabilities, net—(0.5)%		(380)
NET ASSETS—100.0%		$82,258

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $38,247 or 46.5% of net assets.

(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(6)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Non-income producing.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Amount is less than $500 (not in thousands).
(11)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
USD	United States Dollar

Country Weightings†
United States	64%
Cayman Islands	31
France	3
Austria	1
Virgin Islands (British)	1
Total	100%
† % of total investments as of June 30, 2026.

Forward foreign currency exchange contracts as of June 30, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,158	EUR	1,006	JPM	12/16/26	$— (1)	$—
Total						$— (1)	$—

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2026 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
BlackRock MuniHoldings Fund, Inc.	Pay	4.230% (0.610% + OBFR)	1 Month	GS	07/14/26	$1,380	$68	$68	$—
BlackRock Muniyield Quality Fund, Inc.	Pay	4.230% (0.610% + OBFR)	1 Month	GS	03/18/27	593	(3)	—	(3)
Blackrock Munyield Quality Fund III, Inc.	Pay	4.230% (0.610% + OBFR)	1 Month	GS	04/06/27	83	— (3)	— (3)	—
Eaton Vance Floating-Rate Income Trust	Pay	4.000% (0.380% + OBFR)	3 Month	JPM	01/22/27	106	(4)	—	(4)
Franklin Universal Trust (SBI) Mutual Fund	Pay	4.230% (0.610% + OBFR)	1 Month	GS	04/06/27	125	(3)	—	(3)
Pershing Square Escrow(4)	Pay	3.741% (0.121% + OBFR)	1 Month	GS	12/01/26	— (3)	— (3)	—	— (3)
Pershing Tontine Spar	Pay	3.741% (0.121% + OBFR)	1 Month	GS	12/01/26	—	— (3)	— (3)	—
Total							$58	$68	$(10)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$43,284	$—	$43,284	$—
Leveraged Loans	4,059	—	4,059	—
Equity Securities:
Closed-End Funds	1,063	1,063	—	—
Preferred Stock	974	974	—	—
Common Stocks	6	—	6	— (1)
Rights	47	47	—	—
Warrants	64	64	—	— (1)
Special Purpose Acquisition Companies	26,129	24,609	1,520	—
Escrow Notes	426	—	426	—
Money Market Mutual Funds	6,584	6,584	—	—
Securities Lending Collateral	2	2	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	— (2)	—	— (2)	—
Over-the-Counter Total Return Swaps*	68	—	68	—
Total Assets	82,706	33,343	49,363	—
Liabilities:
Other Financial Instruments:
Over-the-Counter Total Return Swaps*	(10)	—	(10)	— (2)
Total Liabilities	(10)	—	(10)	— (2)
Total Investments	$82,696	$33,343	$49,353	$— (2)

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of zero ($0) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—10.8%
Communication Services—3.4%
DISH Network Corp. 144A 11.750%, 11/15/27(1)	$674	$692
EchoStar Corp. 10.750%, 11/30/29	975	1,054
Getty Images, Inc. 144A 11.250%, 2/21/30(1)(2)(3)	3,243	2,672
		4,418

Financials—2.7%
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	555	372
Organon & Co. 144A 5.125%, 4/30/31(1)	2,609	2,581
SBL Holdings, Inc. 144A 6.500% (1)(4)	626	568
		3,521

Industrials—3.8%
Conduent Business Services LLC 144A 6.000%, 11/1/29(1)	731	614
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	4,345	4,274
		4,888

Information Technology—0.1%
ams-OSRAM AG RegS 10.500%, 3/30/29(5)	149 EUR	181
Materials—0.8%
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	1,028	1,027
Total Corporate Bonds and Notes (Identified Cost $14,663)		14,035

Leveraged Loans—1.8%
Media / Telecom - Telecommunications—1.8%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.296%, 5/13/27(6)	2,695	2,302
Total Leveraged Loans (Identified Cost $2,671)		2,302

	Shares
Closed-End Funds—2.6%
Equity Funds—2.6%
BlackRock MuniHoldings Fund, Inc.(7)	106,446	1,267
BlackRock MuniYield Quality Fund III, Inc.(7)	51,836	576
BlackRock MuniYield Quality Fund, Inc.(7)	86,782	1,007
Eaton Vance Floating-Rate Income Trust(7)	13,115	141
	Shares	Value
Equity Funds—continued
Franklin Universal Trust(7)	43,979	$355
		3,346

Total Closed-End Funds (Identified Cost $3,281)		3,346

Preferred Stocks—0.7%
Financials—0.7%
Federal Home Loan Mortgage Corp. Series Z, 8.375%(2)(6)	58,875	595
Federal National Mortgage Association Series T, 8.250%	6,425	56
Federal National Mortgage Association Series P(6)	31,800	270
		921

Total Preferred Stocks (Identified Cost $1,319)		921

Common Stocks—38.6%
Communication Services—11.9%
Comcast Corp. Class A	62,143	1,526
Endeavor Group Holdings, Inc. Class A (8)(9)	389,302	11,788
Roku, Inc. Class A (9)	14,562	2,012
Warner Bros Discovery, Inc.(9)	4,819	128
		15,454

Consumer Discretionary—4.6%
Aptiv plc(3)(9)	54,200	3,327
TopBuild Corp.(9)	6,147	2,619
		5,946

Consumer Staples—0.7%
CN Healthy Food Tech Group Corp.(9)	6,328	35
Kenvue, Inc.(3)	42,619	814
Treehouse Foods, Inc.(8)(9)	30,336	72
		921

Energy—3.8%
ARC Resources Ltd.	215,697	4,532
ARC Resources Ltd.	3,074	65
Valaris Ltd.(9)	5,067	368
		4,965

Financials—1.6%
Acropolis Infrastructure(8)(9)	39,798	—
Avalanche Treasury Corp. Class A(9)	1,660	1
Brighthouse Financial, Inc.(9)	4,003	253
DigitalBridge Group, Inc.	33,550	529
Janus Henderson Group plc	12,629	656
MidCap Financial Investment Corp.(2)	7,702	78
Webster Financial Corp.	6,492	496
		2,013

Health Care—4.2%
Apogee Therapeutics, Inc.(9)	4,869	646
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Health Care—continued
Biogen, Inc.(9)	27,408	$4
Bio-Techne Corp.	2,019	143
Boston Scientific Corp.(9)	338	14
Centessa Pharmaceuticals plc(9)	57,506	144
Hologic, Inc.(9)	24,523	3
Inhibrx, Inc.(9)	35,267	40
Organon & Co.(3)	99,257	1,344
Penumbra, Inc.(3)(9)	7,571	2,390
Select Medical Holdings Corp.	43,739	722
		5,450

Industrials—5.9%
FedEx Corp.	5,400	1,691
Fedex Freight Holding Co., Inc.(9)	2,700	408
L3Harris Technologies, Inc.	4,009	1,165
UniFirst Corp.(3)	16,547	4,376
		7,640

Information Technology—2.0%
Qorvo, Inc.(3)(9)	27,722	2,586
Materials—2.6%
Barrick Mining Corp.(3)	87,231	3,204
Huntsman Corp.	15,930	169
		3,373

Utilities—1.3%
AES Corp. (The)	52,308	767
Boralex, Inc. Class A	28,588	746
TXNM Energy, Inc.	4,003	227
		1,740

Total Common Stocks (Identified Cost $49,722)		50,088

Rights—0.7%
Financials—0.1%
Aperture AC, (9)	10,672	2
BEST SPAC I Acquisition Corp., 02/01/30(9)	2,328	— (10)
Breeze Acquisition Corp. II, (9)	9,833	3
Cal Redwood Acquisition Corp., 05/15/30(9)	7,000	2
ChampionsGate Acquisition Corp., (9)	2,797	— (10)
Emmis Acquisition Corp., 09/26/30(9)	7,731	1
GSR IV Acquisition Corp., 09/05/30(9)	4,112	9
Harvard Ave Acquisition Corp., (9)	26,455	3
Jena Acquisition Corp. II, 03/31/30(9)	18,687	3
K&F Growth Acquisition Corp. II, 08/29/31(9)	12,053	1
LaFayette Acquisition Corp., (9)	8,913	1
Lake Superior Acquisition Corp., (9)	1,609	1
Lakeshore Acquisition III Corp., (9)	18,777	4
Oyster Enterprises II Acquisition Corp., 03/31/30(9)	11,728	1
Pershing Tontine Spar, 09/29/33(8)(9)	11,093	5
Quantumsphere Acquisition Corp., (9)	4,430	1
Sizzle Acquisition Corp. II, (9)	2,780	— (10)
Soulpower Acquisition Corp., 12/31/49(9)	13,952	2
SPACSphere Acquisition Corp., (9)	22,024	4
Thayer Ventures Acquisition Corp. II, 05/15/30(9)	13,191	2
UY Scuti Acquisition Corp., 03/03/30(9)	4,727	1
	Shares	Value

Financials—continued
White Pearl Acquisition Corp., (9)	12,984	$4
		50

Health Care—0.2%
Akouos, Inc., 12/31/49(8)(9)	26,079	20
Bristol-Myers Squibb Co., 12/31/35(9)	169,085	232
		252

Materials—0.4%
Pan American Silver Corp., 12/31/48(9)	978,488	539
Total Rights (Identified Cost $630)		841

Warrants—0.1%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp., 02/16/29(9)	31,641	3
Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(8)(9)	25,800	—
AA Mission Acquisition Corp. II, 09/09/31(9)	10,563	2
Activate Energy Acquisition Corp., 01/26/31(9)	7,661	3
Alchemy Investments Acquisition Corp. 1, 06/26/28(9)	17,935	2
Aldel Financial II, Inc., 10/10/29(9)	9,701	3
AltEnergy Acquisition Corp., 11/02/28(9)	5,160	— (10)
Armada Acquisition Corp. II, 05/20/30(9)	4,128	4
Berto Acquisition Corp., 04/28/30(9)	1,759	1
Blue Water Acquisition Corp. III, 12/31/26(9)	9,297	3
Cartesian Growth Corp. II, 07/12/28(9)	5,799	— (10)
Chenghe Acquisition III Co., 08/15/31(9)	6,084	1
Collective Acquisition Corp., 06/12/30(9)	11,564	5
EQV Ventures Acquisition Corp. II, 06/30/31(9)	25,000	10
Galata Acquisition Corp. II, 09/18/30(9)	2,582	1
Gesher Acquisition Corp. II, 03/12/30(9)	5,680	2
Goal Acquisitions Corp., 02/11/27(9)	272,843	— (10)
Gores Holdings X, Inc., 06/20/31(9)	5,981	6
ITHAX Acquisition Corp. III, 01/16/32(9)	5,464	2
Jaws Mustang Acquisition Corp., 02/04/28(9)	23,996	1
Keen Vision Acquisition Corp., 09/15/28(9)	63,143	2
Launchpad Cadenza Acquisition Corp. I, 11/10/31(9)	4,687	2
Lightwave Acquisition Corp., 06/24/30(9)	11,341	3
Mountain Lake Acquisition Corp. II, 12/29/30(9)	13,560	4
New Providence Acquisition Corp. III, 04/24/30(9)	16,236	4
Newbury Street II Acquisition Corp., 12/29/29(9)	12,867	2
Oxley Bridge Acquisition Ltd., 08/15/30(9)	4,648	1
Perimeter Acquisition Corp. I, 06/17/30(9)	3,504	3
Pioneer Acquisition I Corp., 06/17/30(9)	17,468	4
ProCap Acquisition Corp., 05/13/30(9)	1,077	— (10)
Quantum Leap Acquisition Corp., 06/05/31(9)	40,993	5
Republic Digital Acquisition Co., 10/31/31(9)	1,759	1
Roman DBDR Acquisition Corp. II, 02/03/30(9)	7,615	2
SPACSphere Acquisition Corp., 02/05/31(9)	11,012	1
Stellar V Capital Corp., 03/24/30(9)	4,836	2
Titan Acquisition Corp., 06/02/30(9)	2,272	1
Wen Acquisition Corp., 05/15/31(9)	8,974	3
		86

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Health Care—0.0%
Tevogen Bio Holdings, Inc., 11/04/26(9)	6,900	$— (10)
Information Technology—0.0%
iLearningEngines Holdings, Inc., 04/16/29(9)	60,113	— (10)
Total Warrants (Identified Cost $278)		89

	Shares/Units
Special Purpose Acquisition Companies—21.0%
1RT Acquisition Corp.(9)	5,247	55
AA Mission Acquisition Corp. II Class A(9)	21,127	215
Abony Acquisition Corp. I(9)	5,516	55
ACP Holdings Acquisition Corp. Class A(9)	8,551	85
Activate Energy Acquisition Corp. Class A(9)	26,347	263
AI Infrastructure Acquisition Corp.(9)	17,611	182
AI Infrastructure Acquisition Corp. Class A(9)	11,573	118
Aldabra 4 Liquidity Opportunity Vehicle, Inc.(9)	11,050	116
American Drive Acquisition Co.(9)	6,305	64
AmperCap Acquisition Co. Class U(9)	5,571	56
Aperture AC Class A(9)	10,672	106
APEX Tech Acquisition, Inc.(9)	30,811	307
Apex Treasury Corp.(9)	6,636	68
Apex Treasury Corp. Class A(9)	43,846	441
Archimedes Tech SPAC Partners III Co.(9)	4,411	45
Armada Acquisition Corp. II Class A(9)	33,581	350
Axiom Intelligence Acquisition Corp. 1 Class A(9)	21,088	218
Bain Capital GSS Investment Corp.(9)	11,055	114
Berto Acquisition Corp.(9)	31,573	331
Bitcoin Infrastructure Acquisition Corp., Ltd.(9)	9,617	97
Blue Water Acquisition Corp. III Class A(9)	25,878	267
Blue Water Acquisition Corp. IV(9)	4,356	44
Blueport Acquisition Ltd. Class A(9)	4,368	44
Bluerock Acquisition Corp.(9)	10,936	110
Breeze Acquisition Corp. II(9)	9,833	97
BTC Development Corp.(9)	2,209	22
Cal Redwood Acquisition Corp. Class A(9)	45,696	471
Cambridge Acquisition Corp.(9)	8,821	88
Cantor Equity Partners V, Inc. Class A(9)	8,809	91
Cantor Equity Partners VII, Inc. Class A(9)	6,327	64
Cartesian Growth Corp. IV(9)	9,572	96
ChampionsGate Acquisition Corp. Class A(9)	2,797	29
Chenghe Acquisition III Co. Class A(9)	12,256	125
CO2 Energy Transition Corp.(9)	102,834	1,086
Cohen Circle Acquisition Corp. II(9)	9,839	103
Collective Acquisition Corp.(9)	17,132	179
Collective Acquisition Corp. II(9)	24,036	242
Colombier Acquisition Corp. III(9)	3,849	40
Columbus Circle Capital Corp. II(9)	6,610	70
Copley Acquisition Corp. Class A(9)	10,880	113
Crane Harbor Acquisition Corp. II(9)	2,185	23
Crown Reserve Acquisition Corp. I(9)	10,951	112
Crown Reserve Acquisition Corp. I Class A(9)	26,677	270
CSLM Digital Asset Acquisition Corp. III Ltd.(9)	17,727	181
CSLM Digital Asset Acquisition Corp. III Ltd. Class A(9)	28,593	290
D Boral ARC Acquisition I Corp. Class A(9)	5,512	58
Daedalus Special Acquisition Corp.(9)	6,216	63
Drugs Made In America Acquisition II Corp.(9)	22,215	226
Drugs Made In America Acquisition II Corp.(9)	27,179	273
Dynamix Corp. III(9)	2,210	22
EGH Acquisition Corp. Class A(9)	3,766	39
Emmis Acquisition Corp. Class A(9)	7,731	79
	Shares/Units	Value
EQV Ventures Acquisition Corp. II Class A(9)	75,000	$764
Eureka Acquisition Corp.(9)	2,338	27
FG Merger II Corp.(9)	26,730	277
Fifth Era Acquisition Corp. I Class A(9)	8,082	84
FIGX Capital Acquisition Corp.(9)	3,958	41
FIGX Capital Acquisition Corp. Class A(9)	5,576	57
Flag Ship Acquisition Corp.(9)	2,336	26
Forefront Tech Holdings Acquisition Corp.(9)	4,294	43
Future Money Acquisition Corp.(9)	10,640	106
Future Vision II Acquisition Corp.(9)	17,683	194
FutureCrest Acquisition Corp.(9)	442	5
Galata Acquisition Corp. II Class A(9)	7,747	78
Gesher Acquisition Corp. II Class A(9)	11,360	119
GigCapital8 Corp. Class A(9)	58,587	589
GigCapital9 Corp.(9)	13,235	135
GigCapital9 Corp. Class A(9)	15,203	151
Globa Terra Acquisition Corp. Class A(9)	62,071	640
Gores Holdings X, Inc. Class A(9)	23,927	250
GSR IV Acquisition Corp. Class A(9)	28,786	292
GSR V Acquisition Corp.(9)	15,255	153
Harvard Ave Acquisition Corp. Class A(9)	26,455	268
HCM III Acquisition Corp.(9)	1,153	12
Highview Merger Corp. Class A(9)	7,484	76
Idea Acquisition Corp.(9)	6,610	66
Illumination Acquisition Corp. I(9)	6,584	66
Indigo Acquisition Corp.(9)	11,056	113
Infinite Eagle Acquisition Corp.(9)	2,217	23
Inflection Point Acquisition Corp. V Class A(9)	3,147	33
InterPrivate Investment Partners V, Inc.(9)	10,592	105
Iron Dome Acquisition I Corp.(9)	8,548	86
Iron Horse Acquisition II Corp.(9)	6,305	64
ITHAX Acquisition Corp. III Class A(9)	10,929	109
JAB Acquisition Corp. I(9)	6,467	65
Jackson Acquisition Co. II Class A(9)	9,982	106
Jena Acquisition Corp. II Class A(9)	41,343	428
K&F Growth Acquisition Corp. II Class A(9)	9,440	100
K2 Capital Acquisition Corp. Class A(9)	11,042	110
Kochav Defense Acquisition Corp. Class A(9)	13,623	141
KRAKacquisition Corp.(9)	2,209	22
LaFayette Acquisition Corp.(9)	8,913	90
Lafayette Digital Acquisition Corp. I(9)	4,415	42
Lafayette Digital Acquisition Corp. I(9)	6,381	64
Lake Superior Acquisition Corp. Class A(9)	20,033	203
Lakeshore Acquisition III Corp.(9)	9,602	100
Launchpad Cadenza Acquisition Corp. I Class A(9)	14,061	140
Leapfrog Acquisition Corp.(9)	5,473	55
Legato Merger Corp. IV(9)	6,617	66
Lightwave Acquisition Corp. Class A(9)	33,719	346
M Evo Global Acquisition Corp. II(9)	12,933	131
M3-Brigade Acquisition VI Corp.(9)	2,219	23
Maywood Acquisition Corp. 2 Class A(9)	19,512	193
McKinley Acquisition Corp.(9)	4,435	46
McKinley Acquisition Corp. Class A(9)	32,690	331
Meshflow Acquisition Corp.(9)	15,294	154
Miluna Acquisition Corp. Class A(9)	19,868	201
Mountain Lake Acquisition Corp. II Class A(9)	37,507	372
MOZAYYX Acquisition Corp.(9)	8,779	88
Muzero Acquisition Corp.(9)	8,811	88
New Providence Acquisition Corp. III Class A(9)	50,370	523
Newbury Street II Acquisition Corp. Class A(9)	41,428	440
NewHold Investment Corp. IV(9)	2,171	22
NMP Acquisition Corp. Class A(9)	21,941	226
Origin Investment Corp. I(9)	11,060	114
OTG Acquisition Corp. I(9)	5,532	57
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares/Units	Value
OTG Acquisition Corp. I Class A(9)	8,295	$84
Oxley Bridge Acquisition Ltd. Class A(9)	46,843	480
Oyster Enterprises II Acquisition Corp. Class A(9)	30,980	319
Peace Acquisition Corp.(9)	5,335	56
Perimeter Acquisition Corp. I Class A(9)	7,008	73
Pioneer Acquisition I Corp. Class A(9)	50,058	511
Pono Capital Four, Inc. Class A(9)	15,255	152
Praetorian Acquisition Corp.(9)	6,617	66
ProCap Acquisition Corp. Class A(9)	14,110	145
Proem Acquisition Corp. I(9)	5,167	52
Pyrophyte Acquisition Corp. II Class A(9)	11,036	113
Quantum Leap Acquisition Corp. Class A(9)	40,993	407
Quantumsphere Acquisition Corp.(9)	15,486	158
Quartzsea Acquisition Corp.(9)	33,242	350
QuasarEdge Acquisition Corp.(9)	22,387	222
Republic Digital Acquisition Co. Class A(9)	36,539	377
Ribbon Acquisition Corp.(9)	3,979	42
Roman DBDR Acquisition Corp. II(9)	9,405	99
SC II Acquisition Corp. Class A(9)	22,150	222
Siddhi Acquisition Corp. Class A(9)	63,115	656
Silver Pegasus Acquisition Corp.(9)	5,824	61
Silver Pegasus Acquisition Corp. Class A(9)	15,484	159
SilverBox Corp. V(9)	4,365	44
Sizzle Acquisition Corp. II Class A(9)	28,685	297
Social Commerce Partners Corp.(9)	5,542	57
Solarius Capital Acquisition Corp. Class A(9)	28,293	291
Soren Acquisition Corp.(9)	8,840	88
Soulpower Acquisition Corp. Class A(9)	25,026	259
Space Asset Acquisition Corp.(9)	2,760	29
SPACSphere Acquisition Corp. Class A(9)	22,024	220
Starlink AI Acquisition Corp.(9)	10,718	108
Starry Sea Acquisition Corp.(9)	16,554	170
Stellar V Capital Corp. Class A(9)	9,672	102
Texas Ventures Acquisition IV Corp.(9)	2,031	20
Thayer Ventures Acquisition Corp. II Class A(9)	24,882	257
Titan Acquisition Corp. Class A(9)	16,150	168
Translational Development Acquisition Corp.(9)	4,373	47
Tribeca Strategic Acquisition Corp.(9)	10,711	107
Vendome Acquisition Corp. I Class A(9)	22,892	234
Vernal Capital Acquisition Corp.(9)	6,592	66
Viking Acquisition Corp. I(9)	3,293	35
Wen Acquisition Corp. Class A(9)	30,603	315
West Enclave Merger Corp.(9)	11,185	113
Westin Acquisition Corp. Class A(9)	9,985	101
White Pearl Acquisition Corp. Class A(9)	23,957	240
Wilco 63 Corp.(9)	10,636	106
Wintergreen Acquisition Corp.(9)	11,286	117
XFLH Capital Corp.(9)	13,093	131
Yorkville Acquisition Corp. Class A(9)	24,256	248
Total Special Purpose Acquisition Companies (Identified Cost $26,524)		27,216

	Shares
Purchased Options—0.4%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $482)		580

Escrow Notes—1.6%
Financials—1.6%
Altaba, Inc. Escrow(9)	1,637,713	2,129
	Shares	Value

Financials—continued
Pershing Square Escrow(8)(9)	44,373	$—
		2,129

Total Escrow Notes (Identified Cost $1,817)		2,129

Total Long-Term Investments—78.3% (Identified Cost $101,387)		101,547

Short-Term Investment—4.9%
Money Market Mutual Fund—4.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 3.522%)(7)	6,397,156	6,397
Total Short-Term Investment (Identified Cost $6,397)		6,397

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(7)(11)	637,950	638
Total Securities Lending Collateral (Identified Cost $638)		638

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—83.7% (Identified Cost $108,422)		108,582

Securities Sold Short—(2.6)%

Common Stocks—(2.6)%
Communication Services—(0.3)%
Fox Corp. Class A	(7,866)	(410)
Energy—(1.5)%
Shell plc ADR	(24,477)	(1,898)
Transocean Ltd.(9)	(599)	(3)
(1,901)

Financials—(0.1)%
Banco Santander S.A. Sponsored ADR	(11,116)	(153)
Health Care—(0.0)%
Boston Scientific Corp.(9)	(448)	(19)
Industrials—(0.1)%
Cintas Corp.	(757)	(129)
Information Technology—(0.4)%
LiveRamp Holdings, Inc.(9)	(10,392)	(391)
Skyworks Solutions, Inc.	(2,235)	(152)
(543)

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Materials—(0.2)%
Olin Corp.	(8,723)	$(173)
Total Securities Sold Short (Identified Proceeds $(3,482))		(3,328)

Written Options—(1.1)%
(See open written options schedule)
Total Written Options (Premiums Received $1,733)		(1,472)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—80.0% (Identified Cost $103,207)		$103,782
Other assets and liabilities, net—20.0%		25,905
NET ASSETS—100.0%		$129,687

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $12,800 or 9.9% of net assets.

(2)	All or a portion of security is on loan.
(3)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $17,754.
(4)	No contractual maturity date.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Non-income producing.
(10)	Amount is less than $500 (not in thousands).
(11)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
USD	United States Dollar

Country Weightings†
United States	64%
Cayman Islands	25
Canada	9
Jersey	3
Virgin Islands (British)	1
Other	(2)
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2026.

Open purchased options contracts as of June 30, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option(2)
QXO, Inc.	529	$1,164	$22.00	07/17/26	$3
Put Options(2)
Aptiv plc	542	2,710	50.00	08/21/26	49
Barrick Mining Corp.	146	540	37.00	07/17/26	22
Barrick Mining Corp.	145	551	38.00	07/17/26	34
Barrick Mining Corp.	329	1,151	35.00	09/18/26	71
Barrick Mining Corp.	108	346	32.00	09/18/26	11
Comcast Corp.	621	1,242	20.00	08/21/26	12
FedEx Corp.	54	1,728	320.00	07/17/26	1
Honeywell International, Inc.	217	4,340	200.00	09/18/26	121
L3Harris Technologies, Inc.	78	2,262	290.00	07/17/26	54
Siemens AG	73	1,606	220.00	09/18/26	14
TopBuild Corp.	34	1,360	400.00	07/17/26	147
TopBuild Corp.	23	805	350.00	07/17/26	41
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Open purchased options contracts as of June 30, 2026 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2) (continued)
					577
Total Purchased Options					$580
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of June 30, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
AES Corp. (The)	(16)	$(24)	$15.00	08/21/26	$(— ) (3)
Aptiv plc	(542)	(2,981)	55.00	08/21/26	(480)
Barrick Mining Corp.	(145)	(624)	43.00	07/17/26	(1)
Barrick Mining Corp.	(146)	(613)	42.00	07/17/26	(2)
Barrick Mining Corp.	(162)	(648)	40.00	09/18/26	(30)
Barrick Mining Corp.	(108)	(400)	37.00	09/18/26	(32)
Barrick Mining Corp.	(167)	(651)	39.00	09/18/26	(35)
Caesars Entertainment, Inc.	(309)	(927)	30.00	07/17/26	(28)
Caesars Entertainment, Inc.	(336)	(1,008)	30.00	09/18/26	(38)
Comcast Corp.	(621)	(1,490)	24.00	08/21/26	(100)
FedEx Corp.	(54)	(1,890)	350.00	07/17/26	(219)
Honeywell International, Inc.	(217)	(4,991)	230.00	09/18/26	(201)
L3Harris Technologies, Inc.	(78)	(2,496)	320.00	07/17/26	(4)
Roku, Inc.	(28)	(378)	135.00	09/18/26	(23)
Roku, Inc.	(28)	(392)	140.00	09/18/26	(15)
Siemens AG	(73)	(1,898)	260.00	09/18/26	(253)
TopBuild Corp.	(60)	(2,640)	440.00	07/17/26	(11)
Total Written Options					$(1,472)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of June 30, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GBP	99	USD	132	GS	11/18/26	$—	$— (1)
USD	2,466	GBP	1,817	GS	08/12/26	56	—
USD	273	GBP	204	JPM	08/17/26	2	—
USD	773	CAD	1,065	JPM	08/28/26	20	—
USD	589	EUR	504	GS	09/15/26	11	—
USD	228	EUR	195	JPM	09/15/26	4	—
USD	2,181	EUR	1,898	GS	09/23/26	5	—
USD	1,304	CAD	1,794	JPM	10/07/26	34	—
USD	16	CAD	21	GS	10/15/26	1	—
USD	368	EUR	311	GS	11/18/26	10	—
USD	2,180	GBP	1,611	GS	11/18/26	43	—
USD	3,794	GBP	2,824	GS	12/15/26	47	—
USD	171	EUR	148	JPM	12/16/26	— (1)	—
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Forward foreign currency exchange contracts as of June 30, 2026 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	7	GBP	6	JPM	08/17/27	$— (1)	$—
Total						$233	$— (1)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).

Over-the-counter total return swaps outstanding as of June 30, 2026 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
ABIOMED, Inc.	Pay	3.620% (0.750% + OBFR)	1_M	BAML	05/21/27	$—	$7	$7	$—
Beazley plc	Pay	3.620% (0.850% + OBFR)	1_M	GS	02/25/27	1,634	49	49	—
Beazley plc	Pay	4.000% (0.380% + OBFR)	1_M	GS	02/25/27	636	11	11	—
Bristol-Myers Squibb Co.(3)	Pay	5.320% (0.750% + OBFR)	1_M	BAML	03/02/27	—	34	34	—
Caesars Entertainment, Inc.	Pay	3.620% (0.610% + OBFR)	1_M	GS	06/08/27	1,772	174	174	—
Chart Industries, Inc.	Pay	3.620% (0.610% + OBFR)	1_M	GS	09/09/26	4,745	190	190	—
Chart Industries, Inc.	Pay	4.000% (0.380% + OBFR)	3_M	JPM	10/19/26	1,488	69	69	—
Digitalbridge Group, Inc. Class A	Pay	3.620% (0.610% + OBFR)	1_M	GS	04/20/27	2,397	63	63	—
Electronic Arts, Inc.	Pay	4.000% (0.380% + OBFR)	3_M	JPM	02/26/27	4,314	82	82	—
Electronic Arts. Inc.	Pay	3.620% (0.610% + OBFR)	1_M	GS	03/02/27	4,882	34	34	—
Honeywell Aerospace, Inc.	Pay	3.620% (0.610% + OBFR)	1_M	GS	04/26/27	—	2,398	2,398	—
Honeywell International, Inc.	Pay	3.620% (0.610% + OBFR)	1_M	GS	04/26/27	4,729	(2,306)	—	(2,306)
Intertek Group Plc	Pay	3.620% (0.610% + OBFR)	1_M	GS	06/03/27	3,559	77	77	—
Kraft Heinz Co. (The)	Pay	3.620% (0.610% + OBFR)	1_M	GS	10/14/26	638	(70)	—	(70)
L3Harris Technologies, Inc.	Pay	3.620% (0.610% + OBFR)	1_M	GS	02/23/27	1,311	(200)	—	(200)
Liberty Broadband Corp. Class A	Pay	4.000% (0.380% + OBFR)	3_M	JPM	11/09/26	319	(156)	—	(156)
Norfolk Southern Corp.	Pay	3.620% (0.610% + OBFR)	1_M	GS	06/29/27	270	3	3	—
Norfolk Southern Corp.	Pay	4.000% (0.380% + OBFR)	3_M	JPM	06/07/27	8,439	471	471	—
Schroders plc	Pay	3.620% (1.000% + OBFR)	1_M	GS	03/17/27	1,951	(32)	—	(32)
Secure Waste Infrastructure Corp.	Pay	3.620% ( 0.550% + OBFR)	1_M	GS	05/17/27	73	(5)	—	(5)
Siemens Ag	Pay	3.620% (0.610% + OBFR)	1_M	GS	06/15/27	2,263	79	79	—
Tate & Lyle Plc	Pay	4.370% (0.750% + OBFR)	3_M	JPM	07/16/27	265	— (4)	—	— (4)
Telecom Italia Spa/Milano	Pay	3.620% (0.610% + OBFR)	1_M	GS	05/19/27	1,457	234	234	—
Two Harbors Investment Corp.	Pay	3.620% (0.610% + OBFR)	1_M	GS	07/07/27	102	— (4)	— (4)	—
Two Harbors Investment Corp.	Pay	4.000% (0.380% + OBFR)	3_M	JPM	06/29/27	154	(1)	—	(1)
Vivendi S.A.	Pay	3.620% (0.610% + OBFR)	1_M	GS	07/22/26	1,337	(387)	—	(387)
Vivendi SE	Pay	4.170% (0.550% + OBFR)	3_M	JPM	03/01/27	187	(27)	—	(27)
Warner Bros Discovery, Inc. Class A	Pay	3.620% (0.610% + OBFR)	1_M	GS	11/30/26	10,424	893	893	—
Webster Financial Corp.	Pay	3.620% (0.610% + OBFR)	1_M	GS	03/12/27	7,590	319	319	—
Webster Financial Corp.	Pay	4.000% (0.380% + OBFR)	3_M	JPM	03/25/27	651	33	33	—
							2,036	5,220	(3,184)
Short Total Return Swap Contracts
Banco Santander S.A. Sponsored ADR	Receive	3.620% ((0.750)% + OBFR)	1_M	GS	03/12/27	(2,229)	(350)	—	(350)
Banco Santander S.A. Sponsored ADR	Receive	3.120% ((0.500)% + OBFR)	3_M	JPM	05/06/27	(435)	(61)	—	(61)
Banco Santander S.A. Sponsored ADR	Receive	3.620% (0.750% + OBFR)	3_M	JPM	05/06/27	(131)	(11)	—	(11)
Boston Scientific Corp.	Receive	3.620% ((0.350)% + OBFR)	1_M	GS	04/13/27	(500)	171	171	—
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2026 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Charter Communications, Inc.	Receive	3.620% ((0.350)% + OBFR)	1_M	GS	11/30/26	$(283)	$119	$119	$—
Cintas Corp.	Receive	3.620% ((0.350)% + OBFR)	1_M	GS	04/13/27	(2,321)	279	279	—
Gfl Environmental, Inc.	Receive	3.620% ((0.350)% + OBFR)	1_M	GS	05/17/27	(58)	4	4	—
Kimberly-Clark Corp.	Receive	3.620% ((0.350)% + OBFR)	1_M	GS	04/06/27	(623)	(68)	—	(68)
Pan American Silver Corp.	Receive	3.370% ((0.250)% + OBFR)	3_M	JPM	11/30/26	(451)	(130)	—	(130)
Poste Italiane Spa	Receive	3.620% ((0.270)% + OBFR)	1_M	GS	05/19/27	(1,066)	(261)	—	(261)
Shell Plc Sponsored ADR	Receive	3.620% ((0.350)% + OBFR)	1_M	GS	06/15/27	(1,692)	177	177	—
Skyworks Solutions, Inc.	Receive	3.620% ((0.350)% + OBFR)	1_M	GS	03/18/27	(1,363)	(114)	—	(114)
Skyworks Solutions, Inc.	Receive	3.125% ((0.495)% + OBFR)	3_M	JPM	03/29/27	(155)	(21)	—	(21)
Transocean Ltd.	Receive	3.620% ((0.350)% + OBFR)	1_M	GS	04/13/27	(464)	91	91	—
Union Pacific Corp.	Receive	3.620% ((0.350)% + OBFR)	1_M	GS	12/29/26	(4,654)	(573)	—	(573)
Union Pacific Corp.	Receive	3.370% ((0.250)% + OBFR)	3_M	JPM	04/12/27	(2,372)	(344)	—	(344)
Universal Music Group N.V.	Receive	3.620% ((0.270)% + OBFR)	1_M	GS	09/03/26	(831)	202	202	—
							(890)	1,043	(1,933)
Total							$1,146	$6,263	$(5,117)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(4)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$14,035	$—	$14,035	$—
Leveraged Loans	2,302	—	2,302	—
Equity Securities:
Closed-End Funds	3,346	3,346	—	—
Preferred Stocks	921	921	—	—
Common Stocks	50,088	35,534	2,694	11,860 (1)
Rights	841	584	232	25
Warrants	89	86	3	— (1)
Special Purpose Acquisition Companies	27,216	26,844	372	—
Escrow Notes	2,129	—	2,129	— (1)
Money Market Mutual Fund	6,397	6,397	—	—
Securities Lending Collateral	638	638	—	—
Other Financial Instruments:
Purchased Options	580	447	133	—
Forward Foreign Currency Exchange Contracts*	233	—	233	—
Over-the-Counter Total Return Swaps*	6,263	—	6,263	—
Total Assets	115,078	74,797	28,396	11,885
Liabilities:
Securities Sold Short:
Common Stocks	(3,328)	(3,328)	—	—
Other Financial Instruments:
Written Options	(1,472)	(958)	(514)	—
Forward Foreign Currency Exchange Contracts*	— (2)	—	— (2)	—
Over-the-Counter Total Return Swaps*	(5,117)	—	(5,117)	—
Total Liabilities	(9,917)	(4,286)	(5,631)	—
Total Investments, Net of Securities Sold Short and Written Options	$105,161	$70,511	$22,765	$11,885

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $267 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
	Total	Common stock	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2025:	$12,086	$11,788 (a)	$257	$— (a)	$— (a)	$41
Net realized gain (loss)	(1)	—	—	(1)	—	—
Net change in unrealized appreciation (depreciation)(b)	(6)	—	—	1	—	(7)
Purchases	— (c)	— (c)	—	—	—	—
Sales(d)	— (c)	—	—	— (c)	—	—
Transfers into Level 3(e)	72	72	—	—	—	—
Transfers from Level 3(e)	(266)	—	(232)	—	—	(34)
Balance as of June 30, 2026	$11,885	$11,860 (a)	$25	$— (a)	$— (a)	$—
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026, was $72.
(c) Amount is less than $500 (not in thousands).
(d) Includes paydowns on securities.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
(e) Transfers into and/or from represent the ending value as of June 30, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2026:
Investments in Securities – Assets	Ending Balance at June 30, 2026	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stocks:
Endeavor Group Holdings, Inc. Class A	$11,788	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Assets
Investment in securities at value(1)(2)	$2,357,775	$82,638	$108,582
Investment in affiliates at value(3)	109,059	—	—
Foreign currency at value(4)	— (a)	99	25
Cash	39,615	603	3,611
Due from broker for swap contracts	—	8	3,501
Cash pledged as collateral for derivatives and securities sold short	81,894	520	18,280
Over-the-counter swaps at value	19,839	68	6,263
Unrealized appreciation on forward foreign currency exchange contracts	3,082	— (a)	233
Receivables
Investment securities sold	4,782	56	122
Fund shares sold	3,032	94	—
Dividends and interest	1,997	871	333
Tax reclaims	847	—	—
Securities lending income	13	— (a)	— (a)
Prepaid Trustees’ retainer	34	1	2
Prepaid expenses	—	39	45
Other assets	136	4	7
Total assets	2,622,105	85,001	141,004
Liabilities
Due to broker for swap contracts	23	—	—
Written options at value(5)	2,046	—	1,472
Securities sold short at value(6)	49,618	—	3,328
Over-the-counter swaps at value	32,807	10	5,117
Unrealized depreciation on forward foreign currency exchange contracts	7	—	— (a)
Payables
Fund shares repurchased	1,189	33	— (a)
Investment securities purchased	4,994	2,564	519
Collateral on securities loaned	120	2	638
Investment advisory fees	1,861	68	123
Distribution and service fees	80	1	— (a)
Administration and accounting fees	221	14	18
Transfer agent and sub-transfer agent fees and expenses	426	17	13
Professional fees	137	28	48
Trustee deferred compensation plan	136	4	7
Interest expense and/or commitment fees	10	— (a)	— (a)
Other accrued expenses	243	2	34
Total liabilities	93,918	2,743	11,317
Commitments and contingencies (Note 4C, 4D)	—	—	—
Net Assets	$2,528,187	$82,258	$129,687
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$2,454,512	$83,505	$127,532
Accumulated earnings (loss)	73,675	(1,247)	2,155
Net Assets	$2,528,187	$82,258	$129,687
Net Assets:
Class A	$389,814	$4,667	$2,383
Class I	$2,138,373	$77,591	$127,304
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	22,277,221	418,484	231,931
Class I	123,882,087	7,134,256	12,183,719
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net Asset Value and Redemption Price Per Share:(b)
Class A	$17.50	$11.15	$10.28
Class I	$17.26	$10.88	$10.45
Maximum Offering Price Per Share (NAV/(1-5.50%)):
Class A	$18.52	$11.80	$10.88
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$2,263,432	$83,947	$108,422
(2) Market value of securities on loan	$115	$2	$603
(3) Investment in affiliates at cost	$109,352	$—	$—
(4) Foreign currency at cost	$— (a)	$103	$26
(5) Written options premiums received	$1,724	$—	$1,733
(6) Securities sold short proceeds	$51,892	$—	$3,482

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED June 30, 2026
($ reported in thousands)

	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Investment Income
Dividends	$9,031	$174	$464
Interest	4,136	1,943	945
Securities lending, net of fees	90	5	7
Foreign taxes withheld	(83)	—	(12)
Reclassification of prior year dividend income to return of capital	—	—	(488)
Total investment income	13,174	2,122	916
Expenses
Investment advisory fees	12,245	423	772
Distribution and service fees, Class A	491	6	3
Administration and accounting fees	1,224	54	75
Transfer agent fees and expenses	538	19	28
Sub-transfer agent fees and expenses, Class A	263	2	2
Sub-transfer agent fees and expenses, Class I	998	40	10
Custodian fees	5	2	3
Printing fees and expenses	68	6	9
Professional fees	171	26	39
Interest expense and/or commitment fees	7	— (a)	— (a)
Registration fees	33	13	13
Trustees’ fees and expenses	78	3	4
Miscellaneous expenses	99	9	13
Total expenses	16,220	603	971
Dividend and interest expense on securities sold short	—	— (a)	48
Total expenses, including dividend and interest expense on securities sold short	16,220	603	1,019
Less net expenses reimbursed and/or waived by investment adviser(1)	(1,253)	— (a)	(30)
Plus net expenses recaptured(1)	—	— (a)	—
Net expenses	14,967	603	989
Net investment income (loss)	(1,793)	1,519	(73)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	17,725	440	1,252
Investments in affiliates	3,290	—	—
Securities sold short	6,827	—	(1,852)
Foreign currency transactions	(22)	141	109
Forward foreign currency exchange contracts	(139)	42	42
Written options	3,680	—	1,337
Swaps	28,140	32	3,432
Net change in unrealized appreciation (depreciation) on:
Investments	10,527	(1,148)	(1,604)
Investments in affiliates	(1,169)	—	—
Securities sold short	5,238	—	345
Foreign currency translations	(8)	(6)	(2)
Forward foreign currency exchange contracts	3,326	2	248
Written options	5,164	—	917
Swaps	(42,075)	14	(2,176)
Net realized and unrealized gain (loss) on investments	40,504	(483)	2,048
Net increase (decrease) in net assets resulting from operations	$38,711	$1,036	$1,975

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	The Merger Fund		Westchester Credit Event Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(1,793)	$17,715	$1,519	$3,826
Net realized gain (loss)	59,501	101,270	655	773
Net change in unrealized appreciation (depreciation)	(18,997)	70,443	(1,138)	(656)
Increase (decrease) in net assets resulting from operations	38,711	189,428	1,036	3,943
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(27,665)	(76)	(262)
Class I	—	(149,681)	(1,450)	(4,883)
Return of Capital:
Class A	—	(342)	—	(24)
Class I	—	(1,612)	—	(391)
Total dividends and distributions to shareholders	—	(179,300)	(1,526)	(5,560)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(16,752)	(25,296)	(391)	1,736
Class I	92,248	111,442	(9,202)	10,930
Increase (decrease) in net assets from capital transactions	75,496	86,146	(9,593)	12,666
Net increase (decrease) in net assets	114,207	96,274	(10,083)	11,049
Net Assets
Beginning of period	2,413,980	2,317,706	92,341	81,292
End of Period	$2,528,187	$2,413,980	$82,258	$92,341
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Westchester Event-Driven Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(73)	$3,360
Net realized gain (loss)	4,320	3,910
Net change in unrealized appreciation (depreciation)	(2,272)	2,812
Increase (decrease) in net assets resulting from operations	1,975	10,082
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(251)
Class I	—	(13,029)
Total dividends and distributions to shareholders	—	(13,280)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(51)	(949)
Class I	(1,886)	(2,560)
Increase (decrease) in net assets from capital transactions	(1,937)	(3,509)
Net increase (decrease) in net assets	38	(6,707)
Net Assets
Beginning of period	129,649	136,356
End of Period	$129,687	$129,649
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CASH FLOWS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED June 30, 2026
($ reported in thousands)

	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Increase (Decrease) in cash
Cash Flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$38,711	$1,036	$1,975
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	1,688,181	58,214	131,249
(Increase) Decrease in investment securities sold receivable	(3,319)	(47)	(122)
Purchases of long-term investments	(1,518,821)	(48,011)	(125,601)
Increase (Decrease) in investment securities purchased payable	(2,700)	2,509	(297)
Proceeds from securities sold short	286,708	—	33,633
Costs to cover securities sold short	(254,304)	—	(33,837)
Net (purchases) or sales of short-term investments	(312,051)	(2,304)	(4,382)
Net (purchases) or sales in purchased options	(1,528)	—	(1,060)
Net purchases or (sales) in written options	(3,835)	—	1,345
Net change in unrealized (appreciation)/depreciation on long-term investments	(9,358)	1,148	1,604
Net change in unrealized (appreciation)/depreciation on securities sold short	(5,238)	—	(345)
Net change in unrealized (appreciation)/depreciation of foreign currency exchange contracts	(3,326)	(2)	(248)
Net change in unrealized (appreciation)/depreciation on written options	(5,164)	—	(917)
Net realized (gain)/loss on investments	(21,015)	(440)	(1,252)
Net realized (gain)/loss on sales of investments from changes in the foreign exchange rates	3	(136)	(85)
Proceeds from litigation settlements	663	7	27
Net realized (gains)/loss from securities sold short	(6,827)	—	1,852
Net realized (gain)/loss from written options	(3,680)	—	(1,337)
Amortization of premium and accretion of discounts on investments	627	164	14
Increase (Decrease) in over-the-counter swaps at value	42,075	(14)	2,176
(Increase) Decrease in due from/to broker for swap contracts	22	(1)	(3,492)
(Increase) Decrease in tax reclaims receivable	3	—	—
(Increase) Decrease in securities lending income	—	1	2
(Increase) Decrease in dividends and interest receivable	137	100	33
(Increase) Decrease in prepaid expenses and other asset	1	3	4
Increase (Decrease) in payable for collateral securities on loan	(131)	(985)	(1,239)
(Increase) Decrease in prepaid trustees’ retainer	(34)	(1)	(2)
Increase (Decrease) in loan interest payable	3	—	—
Increase (Decrease) in affiliated expenses payable	(28)	(12)	(56)
Increase (Decrease) in non-affiliated expenses payable	(61)	(43)	(48)
Cash provided by (used for) operating activities	(94,286)	11,186	(406)
Cash provided (used for) financing activities:
Proceeds from shares sold	294,709	1,868	560
Cost of shares redeemed	(215,054)	(12,885)	(2,507)
Cash distributions paid to shareholders	—	(32)	—
Cash provided (used for) financing activities:	79,655	(11,049)	(1,947)
Net increase/decrease in cash	(14,631)	137	(2,353)
Cash:
Restricted and unrestricted cash at beginning of period	136,140	1,085	24,269
Restricted and unrestricted cash at end of period	$121,509	$1,222	$21,916

See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CASH FLOWS (FORM N-CSR ITEM 7) (Continued)
SIX MONTHS ENDED June 30, 2026
($ reported in thousands)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Reconciliation of restricted and unrestricted cash at the end of period to the statement of assets and liabilities:
Cash	$39,615	$603	$3,611
Foreign currency at value	$— (a)	$99	$25
Cash pledged as collateral for derivatives and securities sold short	$81,894	$520	$18,280
	$121,509	$1,222	$21,916

Supplemental cash flow information:
Reinvestment of dividends and distributions	$—	$1,494	$—

(a) Amount is less than $500 (not in thousands).
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

The Merger Fund
Class A
1/1/26 to 6/30/26(8)	$17.25	(0.03)	—	0.28	0.25	—	—	—	—	0.25	$17.50	1.45%	$389,814	1.47% (9)(10)	1.57%	(0.39) %	68%
1/1/25 to 12/31/25	17.14	0.09	0.03	1.27	1.39	(0.69)	(0.01)	(0.58)	(1.28)	0.11	17.25	8.11	400,868	1.48 (9)(10)	1.58	0.49	149
1/1/24 to 12/31/24	17.14	0.08	0.02	0.45	0.55	(0.30)	—	(0.25)	(0.55)	—	17.14	3.27	421,873	1.48 (10)	1.59	0.49	153
1/1/23 to 12/31/23	16.88	0.02	—	0.68	0.70	(0.44)	—	—	(0.44)	0.26	17.14	4.18	550,230	1.50 (10)	1.61	0.12	218
1/1/22 to 12/31/22	17.35	(0.02)	—	0.14	0.12	(0.14)	—	(0.45)	(0.59)	(0.47)	16.88	0.71	737,427	1.50 (10)	1.59	(0.14)	196
1/1/21 to 12/31/21	17.43	(0.10) (11)	—	0.07	(0.03)	— (12)	—	(0.05)	(0.05)	(0.08)	17.35	(0.19)	851,000	1.54 (10)	1.61	(0.59)	162
Class I
1/1/26 to 6/30/26(8)	$16.99	(0.01)	—	0.28	0.27	—	—	—	—	0.27	$17.26	1.59%	$2,138,373	1.18% (13)(14)	1.28%	(0.10) %	68%
1/1/25 to 12/31/25	16.92	0.14	0.03	1.25	1.42	(0.76)	(0.01)	(0.58)	(1.35)	0.07	16.99	8.41	2,013,112	1.19 (13)(14)	1.29	0.80	149
1/1/24 to 12/31/24	16.96	0.13	0.02	0.44	0.59	(0.38)	—	(0.25)	(0.63)	(0.04)	16.92	3.54	1,895,833	1.19 (14)	1.29	0.78	153
1/1/23 to 12/31/23	16.70	0.07	—	0.68	0.75	(0.49)	—	—	(0.49)	0.26	16.96	4.51	2,269,778	1.21 (14)	1.31	0.40	218
1/1/22 to 12/31/22	17.32	0.04	—	0.13	0.17	(0.34)	—	(0.45)	(0.79)	(0.62)	16.70	1.01	3,529,981	1.21 (14)	1.32	0.22	196
1/1/21 to 12/31/21	17.35	(0.05) (15)	—	0.07	0.02	— (12)	—	(0.05)	(0.05)	(0.03)	17.32	0.10	3,419,099	1.25 (14)	1.31	(0.30)	162

Westchester Credit Event Fund
Class A
1/1/26 to 6/30/26(8)	$11.21	0.19	—	(0.25)	(0.06)	—	—	—	—	(0.06)	$11.15	1.09%	$4,667	1.65% (16)	1.64%	3.35%	60%
1/1/25 to 12/31/25	11.37	0.46	—	0.03	0.49	(0.53)	(0.05)	(0.07)	(0.65)	(0.16)	11.21	4.37	5,080	1.70 (17)	1.63	3.99	126
1/1/24 to 12/31/24	11.21	0.53	—	0.23	0.76	(0.57)	—	(0.03)	(0.60)	0.16	11.37	6.84	3,426	1.71 (18)	1.73	4.56	158
1/1/23 to 12/31/23	10.69	0.43	—	0.55	0.98	(0.46)	—	—	(0.46)	0.52	11.21	9.22	2,910	1.74 (18)(19)	1.79	3.82	182
1/1/22 to 12/31/22	11.31	0.21	—	(0.81)	(0.60)	—	—	(0.02)	(0.02)	(0.62)	10.69	(5.28)	1,278	1.90 (16)(17)(18)	1.78	1.89	151
1/1/21 to 12/31/21	11.99	(0.02) (20)	—	0.90	0.88	(0.29)	—	(1.27)	(1.56)	(0.68)	11.31	7.36	870	2.21 (18)	2.88	(0.19)	198
Class I
1/1/26 to 6/30/26(8)	$10.94	0.19	—	(0.25)	(0.06)	—	—	—	—	(0.06)	$10.88	1.35%	$77,591	1.41% (16)	1.41%	3.60%	60%
1/1/25 to 12/31/25	11.12	0.49	—	0.02	0.51	(0.57)	(0.05)	(0.07)	(0.69)	(0.18)	10.94	4.63	87,261	1.44 (16)(17)	1.40	4.27	126
1/1/24 to 12/31/24	10.96	0.54	—	0.23	0.77	(0.58)	—	(0.03)	(0.61)	0.16	11.12	7.10	77,866	1.46 (21)(22)	1.43	4.80	158
1/1/23 to 12/31/23	10.44	0.43	—	0.57	1.00	(0.48)	—	—	(0.48)	0.52	10.96	9.56	71,070	1.51 (19)(22)	1.44	3.89	182
1/1/22 to 12/31/22	11.25	0.33	—	(0.88)	(0.55)	(0.24)	—	(0.02)	(0.26)	(0.81)	10.44	(4.87)	55,321	1.65 (16)(17)(22)	1.52	3.05	151
1/1/21 to 12/31/21	11.91	0.01 (23)	—	0.89	0.90	(0.29)	—	(1.27)	(1.56)	(0.66)	11.25	7.57	18,033	1.96 (22)	2.63	0.06	198

Westchester Event-Driven Fund
Class A
1/1/26 to 6/30/26(8)	$10.13	(0.01)	—	0.16	0.15	—	—	—	—	0.15	$10.28	1.38%	$2,383	1.78% (24)	1.96%	(0.11) % (25)	116%
1/1/25 to 12/31/25	10.47	0.25	—	0.54	0.79	(0.62)	—	(0.51)	(1.13)	(0.34)	10.13	7.62	2,400	1.78 (24)(26)	1.98	2.29	255
1/1/24 to 12/31/24	10.85	0.18	—	0.14	0.32	(0.42)	—	(0.28)	(0.70)	(0.38)	10.47	3.02	3,396	1.73 (24)	1.83	1.64	210
1/1/23 to 12/31/23	10.28	0.11	—	0.46	0.57	—	—	—	—	0.57	10.85	5.54	4,077	1.80 (19)(24)	1.87	1.07	295
1/1/22 to 12/31/22	10.60	0.07	—	(0.39)	(0.32)	—	—	—	—	(0.32)	10.28	(3.02)	19,240	1.87 (24)	1.96	0.66	194
1/1/21 to 12/31/21	11.30	(0.05) (27)	—	0.23	0.18	(0.55)	—	(0.33)	(0.88)	(0.70)	10.60	1.57	37,426	1.94 (19)(24)	1.96	(0.42)	237
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Westchester Event-Driven Fund (Continued)
Class I
1/1/26 to 6/30/26(8)	$10.29	(0.02)	—	0.18	0.16	—	—	—	—	0.16	$10.45	1.55%	$127,304	1.53% (28)	1.58%	(0.36) % (25)	116%
1/1/25 to 12/31/25	10.62	0.28	—	0.55	0.83	(0.65)	—	(0.51)	(1.16)	(0.33)	10.29	7.89	127,249	1.53 (28)(29)	1.60	2.55	255
1/1/24 to 12/31/24	10.69	0.19	—	0.15	0.34	(0.13)	—	(0.28)	(0.41)	(0.07)	10.62	3.26	132,960	1.47 (28)	1.55	1.79	210
1/1/23 to 12/31/23	10.35	0.16	—	0.45	0.61	(0.27)	—	—	(0.27)	0.34	10.69	5.86	475,651	1.53 (19)(28)	1.59	1.48	295
1/1/22 to 12/31/22	10.67	0.13	—	(0.43)	(0.30)	(0.02)	—	—	(0.02)	(0.32)	10.35	(2.79)	310,467	1.63 (28)	1.71	1.27	194
1/1/21 to 12/31/21	11.37	(0.02) (30)	—	0.22	0.20	(0.57)	—	(0.33)	(0.90)	(0.70)	10.67	1.75	294,281	1.69 (19)(28)	1.71	(0.17)	237

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(4)
Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Ratio of net expenses excluding extraordinary legal expenses to average net assets was 1.46% for the six months ended June 30, 2026 and 1.47% for the year ended December 31, 2025.
(10)
Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022 and 2021 were 1.47%, 1.47%, 1.46%, 1.46%, 1.46%, and 1.46%, respectively.

(11)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the year ended December 31, 2021 was $(0.04).

(12)	Amount is less than $0.005 per share.
(13)	Ratio of net expenses excluding extraordinary legal expenses to average net assets was 1.17 for the six months ended June 30, 2026 and 1.18% for the year ended December 31, 2025.
(14)
Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022 and 2021 were 1.18%, 1.18%, 1.17%, 1.17%, 1.17%, and 1.17%, respectively.

(15)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the year ended December 31, 2021 was $(0.04).

(16)	The share class is currently under its expense limitation.
(17)	See Notes 4C and 4D in the Notes to Financial Statements.
(18)
Ratio of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2024, 2023, 2022 and 2021 were 1.70%, 1.72%, 1.89% and 1.89%, respectively.

(19)	Due to a change in the expense limitation, the ratio shown is a blended expense ratio.
(20)	Net investment income (loss) before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the year ended December 31, 2021 was $0.02.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(21)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(22)
Ratio of net expenses excluding dividend and interest expense on securities sold short to average net assets for the years ended December 31, 2024, 2023, 2022 and 2021 were 1.45%, 1.49%, 1.64% and 1.64%, respectively.

(23)	Net investment income before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the year ended December 31, 2021 was $0.05.
(24)
Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2026, and the years ended December 31, 2025, 2024, 2023, 2022 and 2021 were 1.46%, 1.71%, 1.70%, 1.75%, 1.80%, and 1.79%, respectively.

(25)	Ratio of net investment income (loss) to average net assets reflects reclassification of prior year dividend income to return of capital.
(26)	Ratio of net expenses excluding extraordinary legal expenses to average net assets was 1.77% for the year ended December 31, 2025.
(27)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the year ended December 31, 2021 was $(0.03).

(28)
Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2026, and the years ended December 31, 2025, 2024, 2023, 2022 and 2021 were 1.71%, 1.46%, 1.45%, 1.49%, 1.55%, and 1.54%, respectively.

(29)	Ratio of net expenses excluding extraordinary legal expenses to average net assets was 1.52% for the year ended December 31, 2025.
(30)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the year ended December 31, 2021 was $0.00.

See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2026
Note 1. Organization
The Merger Fund is an open-end management investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Westchester Credit Event Fund and Westchester Event-Driven Fund is a series of Virtus Event Opportunities Trust, an open-end management investment company established under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act.
The Merger Fund, Westchester Credit Event Fund and Westchester Event-Driven Fund are each, a “Fund” and collectively, the “Funds”. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
Each Fund offers Class A and Class I shares.
Class A shares are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
Each Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees (the “Board”) has designated Virtus Investment Advisers, LLC (“Adviser”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where

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the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-Traded Funds (“ETF”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from Real Estate Investment Trust (“REIT”) is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.

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In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Short Sales
Each Fund may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. Each Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Funds’ custodian. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Funds will realize a loss, and if the price declines during the period, the Funds will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.
In addition, in accordance with the terms of its prime brokerage agreement, The Merger Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend and interest expense on securities sold short” on the Statements of Operations.
H.
Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
I.
Private Investment in a Public Equity (PIPE) with SPACs
Certain Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE), including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. PIPEs are valued based upon valuations of the underlying SPACs.
At six months ended June 30, 2026, the Funds had no commitments to purchase when-issued securities through PIPE transactions with SPACs.
J.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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K.
U.S. Government Agencies or Government-Sponsored Enterprises
Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S.
Government. FHLMC issues Participation Certificates (“PCs”), which are pass through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
L.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
M.
Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
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N.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At June 30, 2026, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
The Merger Fund	$115	$115	$ —
Westchester Credit Event Fund	2	2	—
Westchester Event-Driven Fund	603	603	—

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2026 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
The Merger Fund	Money Market Mutual Fund	$120
Westchester Credit Event Fund	Money Market Mutual Fund	2
Westchester Event-Driven Fund	Money Market Mutual Fund	638
O.
Segment Reporting
ASC 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Merger Fund is organized as a Trust, which is structured as an investment company and represents a single operating segment. Virtus Event Opportunities Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board, management of the Funds’ Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Funds.

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A.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short”.
During the six months ended June 30, 2026, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the six months ended June 30, 2026, each Fund invested in purchased call and put options contracts and written covered call and put options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
C.
Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

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June 30, 2026
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the six months ended June 30, 2026, each Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument. At June 30, 2026, the Funds did not hold swap baskets.

Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Asset Derivatives
Purchased options at value(1)	Equity contracts	$730	$—	$580
Over-the-counter swaps at value(2)	Equity contracts	19,839	68	6,263
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	3,082	— (a)	233
Total Assets		$23,651	$68	$7,076
Liability Derivatives
Over-the-counter swaps at value(2)	Equity contracts	$(32,807)	$(10)	$(5,117)
Written options at value	Equity contracts	(2,046)	—	(1,472)
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	(7)	—	— (a)
Total Liabilities		$(34,860)	$(10)	$(6,589)

(a)	Amount is less than $500 (not in thousands).
(1)	Amount included in Investment in securities at value.
(2)
Represents cumulative appreciation (depreciation) on swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for centrally cleared swap contracts. For OTC swap contracts, the value (including premiums) at June 30,
2026 is shown in the Statements of Assets and Liabilities.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended June 30, 2026:
Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net Realized Gain (Loss) from
Purchased options(1)	Equity contracts	$(5,200)	$—	$(1,127)
Written options	Equity contracts	3,680	—	1,337
Forward foreign currency exchange contracts	Foreign currency contracts	(139)	42	42
OTC Swaps	Commodity contracts	—	32	—
Swaps	Equity contracts	28,140	—	3,432
Total		$26,481	$74	$3,684
Net Change in Unrealized Appreciation (Depreciation) on
Purchased options(2)	Equity contracts	$4,295	$—	$465
Written options	Equity contracts	5,164	—	917
Forward foreign currency exchange contracts	Foreign currency contracts	3,326	2	248
Swaps	Equity contracts	(42,075)	14	(2,176)
Total		$(29,290)	$16	$(546)

(1) Amount included in Net realized gain (loss) on investments.
(2) Amount included in Net change in unrealized appreciation (depreciation) on investments.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the Funds for the six months ended June 30, 2026.
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Purchased Options(1)	$2,067	$—	$532
Written Options(1)	4,529	—	1,857
Forward Foreign Currency Exchange Purchase Contracts(2)	117,512	3,002	10,918
Forward Foreign Currency Exchange Sale Contracts(2)	8,022	261	681
Long Total Return Swap Contracts(2)	181,320	2,516	63,974
Short Total Return Swap Contracts(2)	283,481	—	18,570

(1)	Average premium amount.
(2)	Average notional amount.
D.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
At June 30, 2026, the Funds’ derivative assets and liabilities (by type) are as follows:
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at June 30, 2026:
	The Merger Fund		Westchester Credit Event Fund		Westchester Event-Driven Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$3,082	$7	$—	$—	$233	$—
OTC swaps	19,839	32,807	68	10	6,263	5,117
Purchased options	730	—	—	—	—	—
Written options	—	2,046	—	—	—	1,472
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$23,651	$34,860	$68	$10	$6,496	$6,589
Derivatives not subject to a MNA or similar agreement	(730)	(2,046)	—	—	—	(1,472)
Total assets and liabilities subject to a MNA	$22,921	$32,814	$68	$10	$6,496	$5,117

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by each Fund as of June 30, 2026:
The Merger Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Bank of America Merrill Lynch	$498	$—	$—	$—	$498
Goldman Sachs & Co.	21,165	(21,165)	—	—	—
JPMorgan Chase Bank N.A.	1,258	(1,258)	—	—	—
Total	$22,921	$(22,423)	$—	$—	$498
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
	$—	$—	$—	$—	$—
Goldman Sachs & Co.	25,238	(21,165)	—	(4,073)	—
JPMorgan Chase Bank N.A.	7,576	(1,258)	—	(6,318)	—
Total	$32,814	$(22,423)	$—	$(10,391)	$—

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

Westchester Credit Event Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Goldman Sachs & Co.	$68	$(6)	$—	$—	$62
Total	$68	$(6)	$—	$—	$62
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co.	$6	$(6)	$—	$—	$—
Total	$10	$(6)	$—	$(4)	$—

Westchester Event-Driven Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Bank of America Merrill Lynch	$41	$—	$—	$—	$41
Goldman Sachs & Co.	5,567	(4,366)	—	—	1,201
JPMorgan Chase Bank N.A.	655	(655)	—	—	—
Total	$6,263	$(5,021)	$—	$—	$1,242
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co.	$4,366	$(4,366)	$—	$—	$—
JPMorgan Chase Bank N.A.	751	(655)	—	—	96
Total	$5,117	$(5,021)	$—	$—	$96

(1)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
The Adviser, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
The Merger Fund	1.00%
Westchester Credit Event Fund	1.00
Westchester Event-Driven Fund	1.20
During the six months ended June 30, 2026, The Merger Fund invested a portion of its assets in affiliated mutual and exchange-traded funds. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets in the affiliated funds. For the six months ended June 30, 2026, the waiver amounted to $516 for The Merger Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.
Subadviser
Westchester Capital Management, LLC (the “Subadviser”), an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2027. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class I
The Merger Fund	1.46%	1.17%
Westchester Credit Event Fund	1.70	1.45
Westchester Event-Driven Fund	1.70	1.45
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:
	Expiration
Fund	2026	2027	2028	2029	Total
The Merger Fund
Class A	$294	$360	$269	$114	$1,037
Class I	952	1,289	1,153	623	4,017
Westchester Credit Event Fund
Class A	—	— (1)	— (1)	—	— (1)
Westchester Event-Driven Fund
Class A	7	4	5	2	18
Class I	174	345	138	29	686

(1)	Amount is less than $500 (not in thousands).

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
During the six months ended June 30, 2026, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class I	Total
Westchester Credit Event Fund	$— (1)	$—	$— (1)
Westchester Event-Driven Fund	—	2	2

(1)	Amount is less than $500 (not in thousands).
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2026, it retained net commissions of $3 for Class A shares. There were no CDSC for the six months ended June 30, 2026.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan, at the annual rate of 0.25% of the average daily net assets of such Fund’s Class A shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2026, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred administration fees totaling $1,168, $40, and $61, respectively, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2026, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred transfer agent fees totaling $523, $18, and $27, respectively, which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Affiliated Shareholders
At June 30, 2026, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:
	Shares	Aggregate Net Asset Value
Westchester Event-Driven Fund
Class I	80,328	$839
H.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2026, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this Note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of The Merger Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended June 30, 2026, is as follows:

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
The Merger Fund
Affiliated Mutual Fund—4.1%
Virtus Westchester Event-Driven Fund Class I(1),(2)	$103,182	$—	$—	$—	$1,604	$104,786	10,027,381	$—	$—
Special Purpose Acquisition Companies—0.2%
AA Mission Acquisition Corp.(3)	27,538	—	27,604	1,546	(1,480)	—	—	—	—
Haymaker Acquisition Corp. 4(3)	20,256	—	20,595	1,549	(1,210)	—	—	—	—
Lakeshore Acquisition III Corp.(4),(5)	5,779	—	4,241	195	(90)	1,643	157,332	—	—
Ribbon Acquisition Corp.(5),(6)	—	792	—	—	7	2,630	250,715	—	—
	$53,573	$792	$52,440	$3,290	$(2,773)	$4,273		$—	$—
Total	$156,755	$792	$52,440	$3,290	$(1,169)	$109,059		$—	$—

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)
The Merger Fund does not invest in the underlying funds for the purpose of exercising management or control: however, investments made by the Fund within each of its principal investment strategies may present a significant portion of an underlying fund’s net assets.

(3)	Security was not an investment of the Fund at June 30, 2026.
(4)	Issuer is not an affiliated investment of the Fund at June 30, 2026.
(5)	Non-income producing.
(6)	Issuer was not an affiliated investment at December 31, 2025.
I.
Trustee Deferred Compensation Plan
The Funds provide a deferred compensation plan for their Trustees who receive compensation from the Funds. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Funds, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2026.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities and derivatives) during the six months ended June 30, 2026, were as follows:
	Purchases	Sales
The Merger Fund	$1,518,821	$1,823,346
Westchester Credit Event Fund	48,011	58,214
Westchester Event-Driven Fund	125,471	131,249
Purchases and sales of long-term U.S. government and agency securities during the six months ended June 30, 2026, were as follows:
	Purchases	Sales
Westchester Event-Driven Fund	$130	$—

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	The Merger Fund				Westchester Credit Event Fund
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	573	$9,945	1,502	$26,612	6	$61	241	$2,773
Reinvestment of distributions	— (1)	— (2)	1,605	27,649	7	75	25	282
Shares repurchased	(1,538)	(26,697)	(4,476)	(79,557)	(47)	(527)	(114)	(1,319)
Net Increase / (Decrease)	(965)	$(16,752)	(1,369)	$(25,296)	(34)	$(391)	152	$1,736
Class I
Shares sold	16,357	$279,846	22,634	$397,997	162	$1,767	1,700	$19,268
Reinvestment of distributions	— (1)	— (2)	7,424	125,988	131	1,419	475	5,162
Shares repurchased	(10,965)	(187,598)	(23,609)	(412,543)	(1,139)	(12,388)	(1,197)	(13,500)
Net Increase / (Decrease)	5,392	$92,248	6,449	$111,442	(846)	$(9,202)	978	$10,930

(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).

	Westchester Event-Driven Fund
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	15	$153	5	$54
Reinvestment of distributions	—	—	24	243
Shares repurchased	(20)	(204)	(116)	(1,246)
Net Increase / (Decrease)	(5)	$(51)	(87)	$(949)
Class I
Shares sold	40	$408	188	$2,038
Reinvestment of distributions	—	—	1,268	13,025
Shares repurchased	(222)	(2,294)	(1,607)	(17,623)
Net Increase / (Decrease)	(182)	$(1,886)	(151)	$(2,560)
Note 7. 10% Shareholders
As of June 30, 2026, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
The Merger Fund	48%	2
Westchester Credit Event Fund	48	2
Westchester Event-Driven Fund	92	2 *

*	Includes affiliated shareholder account(s).

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. A Fund may be unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
The Funds may exercise appraisal rights in connection with certain mergers or other corporate transactions to seek a judicially determined value for their investments. The amount and timing of any recovery from an appraisal action are uncertain and may be affected by legal proceedings, changes in applicable law or other factors. Investments subject to appraisal actions may have limited or no observable market quotations and may require fair valuation measurement using significant judgment and assumptions. The value realized by the Funds may differ materially from the value reflected in the Funds’ financial statements, and the Funds may incur legal and other costs in pursuing its appraisal rights.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
At June 30, 2026, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
The Merger Fund	Communication Services	33%
The Merger Fund	Financials	25
Westchester Credit Event Fund	Communication Services	30
Westchester Event-Driven Fund	Communication Services	30
Westchester Event-Driven Fund	Industrials	25
Note 9. Indemnifications
Under the Funds’ organizational documents and in separate agreements between each Trustee and the Funds, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2026, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 1, 2027. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2026, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
The Funds had no borrowings at any time during the six months ended June 30, 2026.
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2026, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Merger Fund (Including Purchased Options)	$2,441,503	$76,267	$ (60,829)	$15,438
The Merger Fund (Written options)	(1,724)	691	(1,013)	(322)
The Merger Fund (Short sales)	(51,892)	2,945	(671)	2,274
Westchester Credit Event Fund	84,292	877	(2,473)	(1,596)
Westchester Event-Driven Fund (Including Purchased Options)	112,516	9,987	(12,542)	2,556
Westchester Event-Driven Fund (Written options)	(1,733)	524	(263)	261
Westchester Event-Driven Fund (Short sales)	(3,482)	191	(37)	154

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Note 13. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited)
June 30, 2026
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the six months ended June 30, 2026, the Funds incurred independent Trustee’s fees totaling $80 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

THIS PAGE INTENTIONALLY BLANK.

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8463 08-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Merger Fund®

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	08/31/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	08/31/2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date	08/28/2026

*	Print the name and title of each signing officer under his or her signature.